As filed with the Securities and Exchange            Registration No. 333-01107*
Commission on February 4, 1999                       Registration No. 811-2513

--------------------------------------------------------------------------------

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-4

--------------------------------------------------------------------------------

                   Post-Effective Amendment No. 12 To
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            and Amendment to

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

 Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                Aetna Life Insurance and Annuity Company

        151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

   Depositor's Telephone Number, including Area Code: (860) 273-4686

                       Julie E. Rockmore, Counsel
                Aetna Life Insurance and Annuity Company
        151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

        [X]     80 days after filing pursuant to paragraph (a)(1) of Rule 485

        [ ]     on ___________ pursuant to paragraph (a)(1) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

                       VARIABLE ANNUITY ACCOUNT C
                         CROSS REFERENCE SHEET


  FORM N-4
  ITEM NO.            PART A (PROSPECTUS)                 LOCATION - PROSPECTUS

     1       Cover Page..........................   Cover Page

     2       Definitions.........................   Not applicable

     3       Synopsis............................   Contract Overview; Fee Table

     4       Condensed Financial Information.....   Condensed Financial Information;
                                                    Appendix VI - Condensed
                                                    Financial Information

     5       General Description of Registrant,
             Depositor, and Portfolio Companies..   Other Topics - The Company,
                                                    Variable Annuity
                                                    Account C; Appendix V -
                                                    Fund Descriptions

     6       Deductions and Expenses.............   Fees

     7       General Description of Variable
             Annuity Contracts...................   Contract Overview; Other Topics

     8       Annuity Period......................   The Income Phase

     9       Death Benefit.......................   Death Benefit

     10      Purchases and Contract Value........   Purchase and Participation;
                                                    Your Account Value

     11      Redemptions.........................   Right to Cancel;
                                                    Systematic Distribution Options

     12      Taxes...............................   Taxation

     13      Legal Proceedings...................   Other Topics - Legal
                                                    Matters and Proceedings

     14      Table of Contents of the Statement of
             Additional Information..............   Contents of the Statement of
                                                    Additional Information

  FORM N-4            PART B (STATEMENT OF               LOCATION - STATEMENT OF
  ITEM NO.          ADDITIONAL INFORMATION)              ADDITIONAL INFORMATION

     15      Cover Page..........................   Cover page

     16      Table of Contents...................   Table of Contents

     17      General Information and History.....   General Information and History

     18      Services............................   General Information and History;
                                                    Independent Auditors

     19      Purchase of Securities Being Offered   Offering and Purchase of
                                                    Contracts

     20      Underwriters........................   Offering and Purchase of
                                                    Contracts

     21      Calculation of Performance Data.....   Performance Data; Average Annual
                                                    Total Return Quotations

     22      Annuity Payments....................   Income Phase Payments

     23      Financial Statements................   Financial Statements

                     Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          VARIABLE ANNUITY ACCOUNT C

May 3, 1999 Supplement to May 3, 1999 Prospectus or Contract Prospectus Summary

Minnesota State Colleges and Universities Voluntary 403(b) Tax-Deferred Annuity

Your plan is administered in part by a third party. Such arrangements are mentioned under the heading "Third Party Compensation Arrangements" in the "Other Topics" section in the prospectus and the Contract Prospectus Summary.

In your case, Norwest Bank Minnesota is responsible for handling a portion of administration and service for the contract in which you participate. In exchange for the services provided, we compensate Norwest Bank Minnesota an amount equal to 0.25% of the assets related to the plan on an annual basis (0.0625% is paid quarterly). This is not an additional charge to you, but is part of the charges for the contract.
















Form No. XCS.01107-99MN                                          May 1999

                          VARIABLE ANNUITY ACCOUNT C

May 3, 1999 Supplement to May 3, 1999 Prospectus or Contract Prospectus Summary

        Pennsylvania State Association of Boroughs (the "Association")

Under a signed agreement, the Association endorses our variable annuity for sale to its employees under the group's Deferred Compensation Plan. We have agreed to compensate the Association $3.50 per year for each participant for which contributions are made under the contract (See "Other Topics--Distribution of the Contracts" in the prospectus or the Contract Prospectus Summary).

















Form No. XCS.01107-99PA                                          May 1999

                          VARIABLE ANNUITY ACCOUNT C

May 3, 1999 Supplement to May 3, 1999 Prospectus or Contract Prospectus Summary

                       St. John's Regional Health Center


The following is a negotiated provision concerning the early withdrawal charge applicable to the Suburban Hospital tax-deferred annuity plan. (See "Fees--Early Withdrawal Charge" in the prospectus or the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70-1/2 (instead of between the ages of 59-1/2 and 70-1/2). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan defaults.
















Form No. XCS.01107-99SJ                                          May 1999

                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT B

                    Aetna Life Insurance and Annuity Company

                          Supplement Dated May 3, 1999
            to May 3, 1999 Prospectus or Contract Prospectus Summary

GENERAL DESCRIPTION OF GET E

Series E of the Aetna GET Fund (GET E) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET E. Aeltus Investment Management, Inc. is the investment adviser to GET E.

We will offer GET E shares only during its offering period, which is scheduled to run from June 15, 1999 through the close of business on September 14, 1999. GET E may not be available under your contract, your plan or in your state. Please read the GET E prospectus for a more complete description of GET E, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET E

GET E seeks to achieve maximum total return, without compromising a targeted minimum rate of return, by participating in favorable equity market performance during its guarantee period. GET E's guarantee period runs from September 15, 1999 through September 14, 2004.

THE GET FUND GUARANTEE

The guarantee period for GET E will end on September 14, 2004, which is GET E's maturity date. The Company guarantees that the value of an accumulation unit of the GET E subaccount under the contract on the maturity date (as valued after the close of business on September 14, 2004), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET E subaccount to make up the difference.

If you withdraw or transfer funds from GET E before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET E. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET E amounts. If you do not make a choice, on the maturity date we will transfer your GET E amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund Series is available, we will transfer 50% of your GET E account value to Aetna Growth and Income VP and the remaining 50% to Aetna Bond VP. We will make these transfers as of the unit value next determined after the transfer.

INCOME PHASE

GET E is not available during the Income Phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET E account value to another available investment option before you may elect an annuity option.

REINVESTMENT

Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET E and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET E amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the fee table contained in the prospectus or contract prospectus summary:

FEES DEDUCTED FROM YOUR INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus or contract prospectus summary, we will make a daily deduction of a GET Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET E investment option:

  GET E Guarantee Charge (deducted daily during the Guarantee Period) ....      0.50%

Maximum Total Separate Account Expenses ..................................      2.00%(1)

(1) The Total Separate Account Expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.

Aetna GET Fund Series E Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                            Advisory Fees(2)   Other Expenses(3)   (after expense reimbursement)(4)
                            ----------------   -----------------   --------------------------------
Aetna GET Fund Series E            0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET E prospectus.

Hypothetical Examples of Account Fees (EXAMPLE)--Aetna GET Fund Series E

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET E investment option under the contract (until GET E's maturity date) and a 5% return on assets.(5)

                                   Example A

If you withdraw your entire account value at the end of the periods shown, you would pay the following expenses, including any applicable Early Withdrawal Charge assessed:

 1 Year     3 Years     5 Years
 ------     -------     -------
$           $           $

                                   Example B

If you leave your entire account value invested or if you select an Income Phase option at the end of the periods shown, you would pay the following expenses (no Early Withdrawal Charge is assessed):

 1 Year     3 Years     5 Years
 ------     -------     -------
$           $           $

-----------------------

(2) The Investment Advisory Fee will be 0.25% during the Offering Period. An annual management fee of 0.60% will apply during the Guarantee Period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET E and any additional direct fund expenses.

(4) The Adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the Fund's other expenses in order to ensure that the Fund's Total Fund Annual Expenses do not exceed 0.75% of the Fund's average daily net assets.

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.25%, an annual GET E guarantee charge of 0.50%, a $20 annual maintenance fee that has been converted to a percentage of assets equal to .xxx%, and all charges and expenses of the GET E Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.)


X.GETESPON-99                                                   June 1999

                           Prospectus - May 3, 1999
--------------------------------------------------------------------------------

The Contracts. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

--------------------------------------------------------------------------------
 Why reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

 Table of Contents . . . page 3
--------------------------------------------------------------------------------

Contract Design. The contracts are designed to:

o Help you save for retirement while receiving beneficial tax treatment

o Offer a variety of investment options to help meet long-term financial goals

o Provide a benefit to a beneficiary in the event of death

o Provide future income payments over a lifetime or for a specified period

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending on the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

The funds in which the subaccounts invest have various risks. For information about risks of investing in the funds see "Investment Options" in this prospectus and each fund prospectus. Retain the fund prospectuses for future reference.

Fixed Interest Options.
o Guaranteed Accumulation Account
o Fixed Plus Account
o Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.


-------------------------
* Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).


The Funds


Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna High Yield VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
Aetna Value Opportunity VP
AIM V. I. Capital Appreciation Fund
AIM V. I. Growth Fund
AIM V. I. Growth and Income Fund
AIM V. I. Value Fund
Calvert Social Balanced Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Contrafund Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust*
Oppenheimer Global Securities Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

--------------------------------------------------------------------------------

Getting Additional Information. You may obtain the May 3, 1999, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-525-4225. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities Exchange Commission (SEC) web site, http://www.sec.gov. The SAI table of contents is listed on page 46 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale.

                                TABLE OF CONTENTS


----------------------------------------------------------------

Contract Overview ............................................ 4
Who's Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Contract Phases: Accumulation Phase, Income Phase
Questions: Contacting the Company
Sending Requests in Good Order
----------------------------------------------------------------
Fee Table ...................................................  6
Condensed Financial Information ............................. 10
Investment Options .......................................... 10
Purchase and Participation .................................. 13
Contract Ownership and Rights ............................... 14
Right to Cancel ............................................. 15
Fees ........................................................ 16
Your Account Value .......................................... 22
Withdrawals ................................................. 24
Loans ....................................................... 26
Systematic Distribution Options ............................. 26
Death Benefit ............................................... 27
The Income Phase ............................................ 29
Taxation .................................................... 33
Other Topics ................................................ 40

The Company - Variable Annuity Account C - Performance
Reporting - Voting Rights - Contract Distribution - Contract
Modification - Legal Matters and Proceedings - Payment Delay or
Suspension - Transfer of Ownership; Assignment  - Account Termination
- Year 2000 Readiness

Contents of the Statement of Additional Information ......... 46
Appendix I - The Guaranteed Accumulation Account ............ 47
Appendix II - The Fixed Account ............................. 49
Appendix III - The Fixed Plus Account ....................... 51
Appendix IV - Appointment of Employer ....................... 55
Appendix V - The Funds ...................................... 56
Appendix VI - Condensed Financial Information Table of
              Contents....................................... 59

[begin sidebar text]

The Contract and Your Retirement Plan

Retirement Plan (plan): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the retirement plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under code section 457. To learn which code section applies to your plan, contact your plan sponsor, your Aetna representative or the Company.

Contract Rights: Rights under the contract and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

[end sidebar text]

Contract Overview
--------------------------------------------------------------------------------
The following is a summary. Please read each section of this prospectus for additional information.

                                   Who's Who

You (the participant)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

For greater detail please review "Contract Rights and Ownership" and "Purchase."

-------------------------
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words "you" and "participant" apply to these individuals, except that these individuals have all rights under the contract. The word "contract holder" also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

                                 Contract Facts

Free look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract. Participants in 403(b) plans or in some plans under 401(a)/401(k) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See "Right to Cancel."

Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "Income Phase."

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation."

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

Taxation: The Tax Code has certain rules that apply to amounts accumulated and distributed under the contract. Tax penalties may apply if rules are not followed. See "Taxation."

                              Contract Phases


I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide Aetna Life Insurance and Annuity Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, direct us to invest your account dollars in any of the:

(a) Fixed Interest Options

(b) Variable Investment Options.

    (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 2(b), continued:. The subaccount(s) selected purchases shares of its corresponding fund.

II. The Income Phase

The contract offers several payment options (see "Income Phase"). In general, you may:

o Receive payments over a lifetime or a specified period
o Receive payments monthly, quarterly, semi-annually or annually
o Select an option that provides a death benefit to beneficiaries
o Select fixed payments or payments that vary based on the performance of the variable investment options you select.



                        -------------
                         Payments to
                         Your Account
                        -------------

                            Step 1

        ---------------------------------------------

          Aetna Life Insurance and Annuity Company

        ---------------------------------------------

       a.                 Step 2                      b.
  -----------       ----------------------------------------------

    Fixed                          Variable Annuity
   Interest                            Account C
   Options

                             Variable Investment Options




                                   The Subaccounts
  -----------       ----------------------------------------------

                          A             B                Etc.

                    ----------------------------------------------

                            Step    2(b)

                    ----------------------------------------------

                       Mutual            Mutual          Etc.
                       Fund A            Fund B

                    ----------------------------------------------


[begin sidebar text]

Questions? Contact your local representative or write or call the Home Office:

Aetna Retirement Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277

1-800-525-5225

Sending forms and written requests in good order


If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

[end sidebar text]

[begin sidebar text]

In This Section:

o Maximum Transaction Fees

o Maximum Fees deducted from investments in the Subaccounts

o Fund Fees

o Examples of Fee Deductions

See "Fees" for:

o Early Withdrawal Charge Schedules

o How, When and Why Fees are Deducted

o Reduction, Waiver and/or Elimination of Certain Fees

o Premium and Other Taxes

See "Income Phase" for:

o Fees during the income phase

[end sidebar text]


Fee Table
--------------------------------------------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable

Transaction Fees

Maximum Early Withdrawal Charge*.......................  5% of amount withdrawn

This is a deferred sales charge. It is a percentage of the amount withdrawn. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time.

Maximum Annual Maintenance Fee.......................................... $20.00

Fees Deducted From the Subaccounts
Maximum Amounts*
(Daily deductions equal to the given percentage on an annual basis)

Mortality and Expense Risk Charge.......................................1.25%

Administrative Expense Charge...........................................0.25%

Total Separate Account Expenses.........................................1.50%

-------------------------
*These fees may be waived, reduced or eliminated in certain circumstances. See
 "Fees."

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1998.



                                                                  Investment
                                                               Advisory Fees(1)      Other Expenses
                                                                (before expense     (before expense       Total Fund
                                                                reimbursement)       reimbursement)     Annual Expenses
                                                              ------------------   -----------------   ----------------
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Growth and Income VP
Aetna High Yield VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
Aetna Value Opportunity VP
AIM V. I. Capital Appreciation Fund
AIM V. I. Growth Fund
AIM V. I. Growth and Income Fund
AIM V. I. Value Fund
Calvert Social Balanced Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Contrafund Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust
Oppenheimer Global Securities Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio (2)
Portfolio Partners MFS Research Growth Portfolio (2)
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

Footnotes to the "Fees Deducted by the Funds" table

(1) Certain of the fund advisers reimburse the Company for administrative costs in connection with administering the funds as variable investment options under the contracts. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) The advisory fee is 0.70% of the first $500 million of average daily net assets and 0.65% of assets over $500 million.

Hypothetical Examples

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.25% on an annual basis, administrative expense charge of 0.25% on an annual basis, and a maintenance fee of $20.00 (converted to a percentage of assets equal to x.xxx%).

----------------------------------------------------
o These examples are purely hypothetical
o They should not be considered a representation
  of past or future fees or expected returns
o Actual fees and/or returns may be more or less
  than those shown in these examples.
----------------------------------------------------



                                                                   EXAMPLE A
                                                                   ---------
                                                    If you withdraw your entire account
                                                    value at the end of the periods shown,
                                                    you would pay the following fees,
                                                    including any applicable Early
                                                    Withdrawal Charge assessed:*
                                                    1 year   3 years   5 years   10 years
                                                    -------- --------- --------- ----------
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Growth and Income VP
Aetna High Yield VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
Aetna Value Opportunity VP
AIM V. I. Capital Appreciation Fund
AIM V. I. Growth Fund
AIM V. I. Growth and Income Fund
AIM V. I. Value Fund
Calvert Social Balanced Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Contrafund Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust
Oppenheimer Global Securities Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio



                                                                EXAMPLE B
                                                                ---------
                                                     If you leave your entire
                                                     account value invested or
                                                     if you select an income
                                                     phase payment option at
                                                     the end of the periods shown, you
                                                     would pay the following fees (no early
                                                     withdrawal charge is reflected):**
                                                    1 year   3 years   5 years   10 years
                                                    -------- --------- --------- ---------
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Growth and Income VP
Aetna High Yield VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
Aetna Value Opportunity VP
AIM V. I. Capital Appreciation Fund
AIM V. I. Growth Fund
AIM V. I. Growth and Income Fund
AIM V. I. Value Fund
Calvert Social Balanced Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Contrafund Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust
Oppenheimer Global Securities Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

-----------------
* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed payment periods.) Schedule I is listed in "Fees."
** Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump sum payment is requested within a certain number of years as specified in the contract. In that case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Condensed Financial Information
--------------------------------------------------------------------------------

Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.




Investment Options
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending on the performance and fees of its underlying mutual fund. You do not invest directly in or hold shares of the funds.

o Fund Descriptions. We provide brief descriptions of the funds in Appendix V. Please refer to the fund prospectuses for additional information.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

--------------------------------------------------------------------------------

 Selecting Investment Options
 o Choose options appropriate for you. Your Aetna representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
 o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 o Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

--------------------------------------------------------------------------------

Limits on Option Availability. Some funds and fixed interest options may not be available through certain contracts and plans, or in some states. We may add, withdraw or substitute funds, subject to the conditions in the contract and in compliance with regulatory requirements.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401 plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.


Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


Additional Risks of Investing in the Funds. (Mixed and Shared Funding) "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

o Shared--bought by more than one company

o Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events in order to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Transfers
--------------------------------------------------------------------------------

Transfers Among Investment Options. During the accumulation phase and, under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office.

Telephone Transfers: Security Measures. To prevent fraudulent use of telephone transactions, we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone transactions. We are not liable for losses resulting from following telephone instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.


Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.


The Dollar Cost Averaging Program. Certain contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

Contract Purchase and Participation
--------------------------------------------------------------------------------

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(b), 414(h) and 457.

ERISA Notification. Some plans under Sections 401 and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA) as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Purchasing the Contract.

1. The contract holder submits the required forms and application to the Company
2. We approve the forms and issue a contract to the contract holder

Participating in the Contract.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder)
2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any payments.

Methods of Payment. The contract may allow one or more of the following payment methods:

o Lump sum payments--A one-time payment to your account in the form of a transfer from a previous plan

o   Installment payments--More than one payment made over time to your account

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, where each account will have its own early withdrawal charge schedule. (See "Fees--Early Withdrawal Charge Schedules")

Allocation of Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. (See "Investment Options" and "Transfers.")

Transfer Credits The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. (See "Taxation.")


Contract Ownership and Rights
--------------------------------------------------------------------------------

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract?

o Under 457 Plans. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

o Under 403(b) Plans. Under the contract we may establish one or more accounts for you. Generally we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

   Under 401(a)/401(k) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

Who Holds Rights under the Contract?

o Under all contracts, except those issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

o If you participate in the contract through a voluntary 403(b) plan, you hold all rights under the contract.


Right to Cancel
--------------------------------------------------------------------------------

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

[begin sidebar text]

Types of Fees

There are three types of fees which you may incur under the contract:

o Transaction Fees
   o Early Withdrawal Charge
   o Annual Maintenance Fee

o Fees Deducted from the Subaccounts
   o Mortality and Expense Risk Charge
   o Administrative Expense Charge

o Fees Deducted by the Funds
   o Investment Advisory Fees
   o Other Expenses


Terms to Understand in
Schedules I and II

o Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

o Contract Year--a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.

o Payment Period (for installment payments)-- the period of time for completion of the agreed upon number and amount of payments to the account. For example, if a payment period consists of 12 payments per year and only 11 payments are made, the payment period is not completed until the twelfth payment is made.

[end sidebar text]


Fees
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

I. Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. Our remaining sales and administrative expenses are covered by our general assets which are attributable in part to the mortality and expense risk charge described below.

Amount: The charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total payments to the account.

Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate, or the contract (held by the contract holder).

Schedule I. This is the maximum early withdrawal charge schedule under the contracts. It grades down to zero over a 10-year period, as shown below. Some contracts have schedules that grade down to zero over fewer than 10 years.


Each contract will specify whether a schedule is based on one of the following:
1) The number of years since the account was established; 2) the number of years since the contract was established; 3) the number of completed payment periods.


Unless the contract provides otherwise, the same schedule applies to payments (ongoing contributions) and to single payments (rollovers, exchanges other one-time contributions).

                                  Schedule I

----------------------------------------------------------------------

Payment Periods, Contract Years or
Account Years Completed (depending
on the contract)                             Early Withdrawal Charge
------------------------------------------   ------------------------
Fewer than 5                                     5%
5 or more but fewer than 7                       4%
7 or more but fewer than 9                       3%
9 or more but fewer than 10                      2%
more than 10                                     0%
----------------------------------------------------------------------

Schedule II. For contracts where we establish distinct accounts for installment payment and single payment accounts (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.


                                  Schedule II

      ------------------------------------------------------------------
        Account Years Completed                 Early Withdrawal Charge
      ---------------------------------------   ------------------------
        Fewer than 5                                       5%
        5 or more but fewer than 6                         4%
        6 or more but fewer than 7                         3%
        7 or more but fewer than 8                         2%
        8 or more but fewer than 9                         1%
        9 or more                                          0%
      ------------------------------------------------------------------

Early Withdrawal Charge Waivers under all Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

o Used to provide income payments during the income phase;

o Paid because of your death before income payments begin;

o Paid where your account value is $3,500 or less and no part of the account has been taken as a withdrawal, used to provide income payments or taken as a loan within the prior 12 months;

o Taken because of the election of a systematic distribution option (see "Systematic Distribution Options");

o Taken on or after the tenth anniversary of the effective date of the account;
  or

o Taken under accounts with an early withdrawal charge schedule based on completed payment periods, when you are at least age 59-1/2 and have completed at least nine payment periods.

Early Withdrawal Charge Waivers under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

o Taken after you have separated from service with your employer. Under certain contracts, the employer must provide documentation of separation to the Company;

o Used to purchase an Aetna single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period. If you cancel the new contract, we will reinstate the account under the old contract. The amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established;

o Depending on the plan, due to financial hardship or hardship resulting from an unforeseeable emergency as defined by the Tax Code;

o From contracts used with plans under section 401(a)/401(k) or section 403(b) of the Tax Code, that is not more than 10% of your account value and is the first partial withdrawal in a calendar year. To qualify for this waiver you must be between the ages of 59-1/2 and 70-1/2 and cannot have elected the systematic withdrawal option. Any outstanding loans are not included in the account value when determining the 10% amount. This waiver does not apply to full withdrawals or to a withdrawal due to a loan default;

o Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder's plan, subject to various conditions agreed to by the contract holder and the Company; or


o When we terminate an account under the circumstances described in "Involuntary Termination."


Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

o The number of participants under the plan

o The expected level of assets or cash flow under the plan

o Our agent's involvement in sales activities

o Our sales-related expenses

o Distribution provisions under the plan

o The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts

o The level of employer involvement in determining eligibility for distributions under the contract

o Our assessment of financial risk to the Company relating to withdrawals

o Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the state of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below.


      -----------------------------------------------------------------
      Completed Account Years                 Early Withdrawal Charge
      -----------------------------------------------------------------
      Fewer than 3                                       5%
      3 or more but fewer than 4                         4%
      4 or more but fewer than 5                         3%
      5 or more but fewer than 6                         2%
      6 or more but fewer than 7                         1%
      7 or more                                          0%
      -----------------------------------------------------------------

Maintenance Fee

Maximum Amount: $20.00

When/How: For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose: This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction or elimination: When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

o The size, type and nature of the group to which a contract is issued;

o the expected level of assets under the plan. Under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder;

o The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide;

o The number of eligible participants and the program's participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group changes.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

II. Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount: 1.25% annually of your account value invested in the subaccounts.

When/How: This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

Purpose: The fee compensates us for the mortality and expense risks we assume under the contracts.

o The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

o The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge. If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction: We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase. Any reduction will reflect differences in expenses for administration based on such factors as:

o The expected level of assets under the plan. Under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder.

o The size of the prospective group, projected annual number of eligible participants and the program's participation rate.

o The plan design. For example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses.

o The frequency, consistency and method of submitting payments and loan repayments.

o The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services.

o The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services.

o   The projected frequency of distributions.

o The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee each year on the anniversary of the date the contract was established.

Administrative Expense Charge

Maximum Amount: 0.25% annually of your account value invested in the subaccounts.

When/How: For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose: This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction: Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

III. Fund Expenses

Maximum Amount: Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

When/How: Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

Purpose: These amounts help to pay the fund's investment advisor and operating expenses.

IV. Premium and Other Taxes
Maximum Amount: Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending on the jurisdiction.

When/How: We reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. (See "Taxation.")

Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

o Account dollars directed to the fixed interest options, including interest earnings to date

o Less any deductions from the fixed interest options (e.g. withdrawals, fees)

o Plus the current dollar value of amounts invested in the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.


Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

o The net assets of the fund held by the subaccount as of the current valuation, minus;

o The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;

o Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

o Divided by the total value of the subaccount's units at the preceding valuation;

o Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge (if any). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.




Step 1: An Investor contributes $5000

Step 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The separate account then purchases shares of the applicable funds at the current market value (NAV).


                         -----------------------------
                              $5,000 contribution
                         -----------------------------

                                   Step 1

              ------------------------------------------------------

                    Aetna Life Insurance and Annuity Company

              ------------------------------------------------------

                                   Step 2

                  ------------------------------------------------

                         Variable Annuity Account C

                  ------------------------------------------------

                   Subaccount A         Subaccount B         Etc.
                   300                  80
                   accumulation         accumulation
                   units                units








                  ------------------------------------------------


                                   Step 3


                       --------------   --------------

                           Fund A          Fund B

                       --------------   --------------

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

[begin sidebar text]

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

o Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

o Maintenance Fee (see "Fees--Maintenance Fee")

o Market Value Adjustment (see Appendix III)

o Tax Penalty (see "Taxation")

o Tax Withholding (see "Taxation")

To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview-- Questions."

[end sidebar text]


Payments to Your Account. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV next computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

Withdrawals
--------------------------------------------------------------------------------

Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

o Select the withdrawal amount
  o Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.
  o Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

     For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

o Select investment options. If this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value.

o Properly complete a disbursement form and submit it to the Home Office.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or
(2) On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

Reinvestment Privilege. (not applicable to contracts under 457 plans). Some contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.


Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

o Section 403(b)(11) of the Tax Code generally prohibits withdrawal prior to your death, disability, attainment of age 59-1/2, separation from service or financial hardship, of the following: (1) Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988.

o 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59-1/2, separation from service, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

o The contract may require that the contract holder certify that you are eligible for the distribution.

o If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

o Participants in Ball State University Alternate Pension Plan--The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless: your employment is terminated with Ball State University, or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.

o Participants in Texas Optional Retirement Program--You may not receive any distribution before retirement, except upon becoming totally disabled or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

[begin sidebar text]

Features of a Systematic Distribution Option (SDO)

If available under your plan, an SDO allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

[end sidebar text]

Loans
--------------------------------------------------------------------------------

Availability. For certain 403(b) plans and some 401(a) and 401(k) plans, if allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

Systematic Distribution Options
--------------------------------------------------------------------------------

Availability of Systematic Distribution Options (SDOs) To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what SDOs are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the SDOs at any time, and/or to change the terms for future elections.

SDOs currently available under the contract include the following:

o SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

o ECO--Estate Conservation Option. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.

   Under ECO, the Company calculates the minimum distribution amount required by law at age 59-1/2 (for certain plans, 70-1/2 or retirement, if later) and pays you that amount once a year.

   For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

o Other SDOs may be available from time to time. Additional information relating to any of the SDOs may be obtained from your local representative or from the Company's Home Office.

Electing an SDO. The contract holder, or you if permitted by the plan, makes the election of an SDO. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

Terminating an SDO. Once you elect an SDO, except for accounts that are part of 457 plan contracts, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, nor may any other SDO be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options may have tax consequences. See "Taxation."

Death Benefit
--------------------------------------------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

o Under contracts issued in connection with most types of plans except voluntary 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

o Under contracts issued in connection with voluntary 403(b) plans, you may generally designate your own contract beneficiary, who will normally be your plan beneficiary as well.

During the Accumulation Phase

Payment Process

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary if applicable), must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

o  Lump-sum payment

o Payment under an available income phase payment option (see "Income Phase--Payment Options")

   If the contract beneficiary or plan beneficiary is your spouse, payment under an available systematic distribution option (not available under all plans)

The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

o  Leaving the account value invested in the contract

o Under some contracts, leaving your account value on deposit in the company's general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options (see "Income Phase--Payment Options").


[begin sidebar text]

During the Income Phase

This section provides information about the accumulation phase. For death benefit information applicable to the income phase (see "Income Phase").

[end sidebar text]

Death Benefit Calculation. For most contracts the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account
(GAA), any positive market value adjustment (MVA) will be included in your account value. If a negative MVA applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe MVA in Appendix I and the GAA prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of :

(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate MVA that applies to amounts allocated to the GAA
(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

The Income Phase
--------------------------------------------------------------------------------

During the income phase you receive payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

o  Start date

o  Payment option (see the payment options table in this section)

o  Payment frequency (i.e., monthly, quarterly, semi-annually or annually)

o  Choice of fixed or variable payments

o Selection of an assumed net investment rate (only if variable payments are elected)

o Under some plans, certification from your employer and/or submission of the appropriate forms is also required

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate payments. Once a payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Payment Amounts? Some of the factors that may affect payment amounts include: your age, your account value, the payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed payments will be held in the Company's general account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your income phase payments will be held in the subaccount(s) selected, or a combination of subaccounts and fixed interest options. Some contracts restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Investment Rate. For variable payments, an assumed investment rate must be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3-1/2% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending on the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Company. (see "Contract Overview--Questions").

[begin sidebar text]

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments

[end sidebar text]

Selecting an Increasing Payment. Under certain payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Fees Deducted


o If variable payments are elected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis. Under some contracts, we may reduce this fee based on certain factors. (See "Fees--Mortality and Expense Risk Charge.")


o We may also deduct a daily administrative charge from amounts held in the subaccounts. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The initial payment or the annual payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request at our Home Office.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. (See "Taxation.")

Payment Options

The following tables list the payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional payment options under the contract from time to time.

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.


-----------------------------------------------------------------------------------------------------------------------------------
                                               Lifetime Payment Options
-----------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives. It is possible that only one payment will
 Life Income            be made should the annuitant die prior to the second payment's due date.
                        Death Benefit--None: All payments end upon the annuitant's death.

-----------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
 Life Income--          choice of 5-30 years or as otherwise specified in the contract.
 Guaranteed Pay-        Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 ments                  guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

-----------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                        Death Benefit--Continuing Payments:
 Life Income--Two       (a) When you select this option you choose for 100%, 66-2/3% or 50% of the payment to continue
 Lives                  after the first death; or
                        (b) 100% of the payment to continue on the second annuitant's death, and 50% of the payment to continue on the annuitant's death.

-----------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives, with payments guaranteed from
                        5 to 30 years, or as otherwise specified in the contract.
 Life Income--Two       Death Benefit--Continuing Payments: 100% of the payment to continue after the first death.
 Lives--Guaranteed      Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed pay-
 Payments               ments have all been paid, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

-----------------------------------------------------------------------------------------------------------------------------------
 Life Income--Cash      Length of Payments: For as long as the annuitant lives.
 Refund Option          Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump
 (limited               sum payment equal to the amount originally applied to the payment option (less any premium
 availability--         tax) and less the total amount of fixed payments paid.
 fixed payment
 only)
-----------------------------------------------------------------------------------------------------------------------------------
 Life Income--Two       Length of Payments: For as long as either annuitant lives.
 Lives--Cash            Death Benefit--Continuing Payment: 100% of the payment to continue after the first death.
 Refund Option          Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump sum
 (limited               payment equal to the amount applied to the payment option (less any premium tax) and less
 availability--fixed    the total amount of fixed payments paid.
 payment only)
-----------------------------------------------------------------------------------------------------------------------------------

                               Table continued [right arrow]

Payment options continued

-----------------------------------------------------------------------------------------------------------------------------------
                                               Nonlifetime Payment Options (1)
-----------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5
 Nonlifetime--          years. In certain cases a lump sum payment may be requested at any time (see below).
 Guaranteed             Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments               guaranteed payments, we wil pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guarantee payments, and we will not impose any early withdrawal charge.
-----------------------------------------------------------------------------------------------------------------------------------
Lump-sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three or five years of payments have been completed as specified by the contract will be treated as a withdrawal during the accumulation phase and we will charge any applicable Early Withdrawal Charge. (See "Fees--
Early Withdrawal Charge.") Lump sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

--------------------------------------------------------------------------------
(1) For contracts issued to the State of Montana and Board of Trustees, University of Illinois the Nonlifetime option is available only with fixed payments.

TAXATION
--------------------------------------------------------------------------------

I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

o Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

o Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

--------------------------------------------------------------------------------
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.
--------------------------------------------------------------------------------

II. Your Retirement Plan

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.

Plan Types. The contract is designed for use with retirement plans that qualify under code sections 401(a), 401(k), 403(b) or 457. A code section 457 plan may be either a 457(b) (eligible) plan or a 457 (f) (ineligible) plan. The contract may also be used with code section 415(m) arrangements.


The Contract and Retirement Plans. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.


III. Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.


Taxation of Distributions.
457(b) Plans. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.

[begin sidebar text]

In This Section

I.  Introduction

II.  Your Retirement Plan

III. Withdrawals and other
     Distributions
     o Taxation of
       Distributions
     o 10% Penalty Tax
     o Withholding

IV. Minimum Distribution
    Requirements
    o 50% Excise Tax

V.  Rules Specific to Certain
    Plans
    o Code Section 457 Plans
    o Code Section 403(b)
      Plans
    o Code Section 401(a)
      and 401(k) Plans
    o 415(m) Arrangements
    o Bona Fide Severance
      Pay Plans
VI. Taxation of the Company
[end sidebar text]

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

401(a), 401(k) or 403(b) Plans. All distributions from these plans are taxed as received unless:

o The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

o You made after-tax contributions to the plan. In this case, depending on the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

Taxation of Death Benefits
In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax
The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k) or 403(b) plan, unless one or more of the following have occurred:
(a) You have attained age 59-1/2;
(b) You have become permanently disabled;
(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Tax Code; or
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

Withholding for Federal Income Tax Liability
Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k) or 403(b) Plans. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

457 Plans. All distributions from a 457 plan, except death benefits, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

Non-resident Aliens. If you or a beneficiary is a non-resident alien, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

IV. Minimum Distribution Requirements

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements do not apply to 457(f) plans. These rules may dictate one or more of the following:

o Start date for distributions

o The time period in which all amounts in your account(s) must be distributed

o Distribution amounts

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later, unless:

o You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70-1/2, or

o Under 403(b) plans, if you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Time Period. We must pay out distributions from the contract over one of the following time periods:

o Over your life or the joint lives of you and your beneficiary, or

o Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary

Amount (457(b) Plan Only). Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefits. The following applies to all plans except 457(f) plans. Different distribution requirements apply if your death occurs:

o After you begin receiving minimum distributions under the contract, or

o Before you begin receiving such distributions

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon:

o Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and

o Whether life expectancy was recalculated

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 1999, your entire balance must be distributed to the beneficiary by December 31, 2004. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

o Over the life of the beneficiary

o Over a period not extending beyond the life expectancy of the beneficiary

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.

Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

o December 31 of the calendar year following the calendar year of your death

o December 31 of the calendar year in which you would have attained age 70-1/2.


V. Rules Specific to Certain Plans


457 Plans


Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. The plan may either be a 457(b)(eligible) plan or a 457(f)(ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account.


457(b) Plan. A 457(b) plan is subject to restrictions on contributions and distributions.


457(f) Plan. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.


The Contract. We make this contract available to plans subject to code section 457 only if a governmental employer sponsors the plan.

Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

Contributions Excluded from Gross Income. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).

Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70-1/2, (2) when you separate from service with the employer or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

403(b) Plans
Under code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with code section 414(p) or to the Company as collateral for a loan.


Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer cannot exceed the lesser of the following limits set by the Tax Code.

o The first limit, under code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code section 125 or 457.

o The second limit, which is the exclusion allowance under code section
  403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

o An additional limit specifically limits your salary reduction contributions to generally no more than $10,000 annually (subject to indexing). Your own limit may be higher or lower, depending on certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


Restrictions on Distributions. Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

o salary reduction contributions made after December 31, 1988;

o earnings on those contributions; and

o earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59-1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in code section 403(b)(7)(A)(ii).

Taxation of Gains Prior to Distribution. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.


401(a) and 401(k) Plans

Code sections 401(a) and 401(k) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.


Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.


Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with code section 415. This limit is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions under a 401(k) plan to generally no more than $10,000 annually (subject to indexing). Your own limits may be higher or lower, depending on certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


Restrictions on Distributions. Code section 401(k) restricts distribution from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account if such amounts are included in determining compliance with certain nondiscrimination requirements under the Tax Code.

Subject to the terms of the 401(k) plan, distribution of these restricted amounts may only occur upon: retirement, death, attainment of age 59-1/2, disability, separation from service, financial hardship, termination of the plan in certain circumstances, or, generally, if your employer is a corporation and disposes of substantially all of its assets or disposes of a subsidiary. In addition, income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.


Code Section 415(m) Arrangements
If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.


Bona Fide Severance Pay Plans
If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are generally not taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

VI. Taxation of the Company
We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.


We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.


In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Other Topics
--------------------------------------------------------------------------------
The Company

Aetna Life Insurance and Annuity Company (the Company, we) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:
         151 Farmington Avenue
         Hartford Connecticut 06156


Variable Annuity Account C
We established Variable Annuity Account C (the "separate account") in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.


Performance Reporting
We may advertise different types of historical performance for the subaccounts including

o standardized average annual total returns

o non-standardized average annual total returns

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights
Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the separate account. Generally, under contracts issued in connection with section 403(b) or 401 plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

o During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

o During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.


Contract Distribution
The Company will serve as the principal underwriter for the securities sold under this prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc.

As principal underwriter, the Company will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer and must be licensed as insurance agents to sell variable annuity contracts


Commission Payments. We may pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules.

We may reimburse the distributor for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.


Third Party Compensation Arrangements. Occasionally, we may:

o Pay commissions and fees to distributors affiliated or associated with the contract holder, you and/or other contract participants.


o Enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.



Contract Modification
We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.


In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income payments or the income payment options available. Such a change would only apply to income payments attributable to contributions accepted after the date of change.

Legal Matters and Proceedings
We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


Payment Delay or Suspension
We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b) when an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets;
(c) during any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


Transfer of Ownership; Assignment
An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.



Account Termination
Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.


Year 2000 Readiness
As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as "Aetna"), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology ("IT") systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including (i) assessment,
(ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission- critical IT systems was completed year end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the separate account.

The Company, its affiliates and the mutual funds that serve as investment options for the separate account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the separate account, including, without limitation, its operation or the valuation of its assets and units.

   OREGON EDUCATION ASSOCIATION CHOICE PERSONAL BENEFIT TRUST ("OEA TRUST")
                          AND THE COMPANY'S AGREEMENT

Under past and current agreements, the OEA Trust exclusively endorses our tax deferred variable annuity for sale to its members. Under the current agreement the OEA Trust agrees to:

o facilitate Oregon Education Association ("OEA") members' access to the variable annuity;

o assist us by providing services such as office space and secretarial/clerical support.

The OEA Trust will provide an employee who:

o is a registered representative of one of our affiliates;

o advertises the Company in OEA's newsletter;

o facilitates and coordinates meetings and workshops where registered representatives of the Company's affiliate present the annuity to OEA members; and

o acts as a liaison between the Company and OEA members.

In return the Company agrees to:

o compensate OEA Trust to help it defray the costs incurred in providing the administrative and other support;

o reimburse OEA Trust for out-of-pocket travel and meeting expenses of an OEA Trust employee who is also a registered representative of the Company's affiliate.

During 1998, the Company compensated OEA Trust $ _____ as reimbursement for the costs and services described above. During 1999, the Company expects to compensate OEA Trust approximately $ _____ as reimbursement for the costs and services described above. The OEA Trust receives no commissions or other transaction-based compensation from the sale.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of the Company

                                  Appendix I
                        Guaranteed Accumulation Account
--------------------------------------------------------------------------------
The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase. This appendix is only a summary of certain facts about the GAA. Please read the GAA prospectus before investing in this option.

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

o The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into GAA.

o The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending on when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.


Fees and Other Deductions.

o If all or a portion of your account value in GAA is withdrawn, you may incur the following:
  Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus Tax Penalties and/or Tax withholding--see "Taxation"
  Early Withdrawal Charge--see "Fees"
  Maintenance Fee--"see Fees"

o We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

o If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

o If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO or SWO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

o short-term--three years or less

o long-term--ten years or less, but greater than three years

At the end of a guaranteed term, your contract holder or you if permitted may:

o transfer dollars to a new guaranteed term

o transfer dollars to other available investment options

o withdraw dollars

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through the GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA can not be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in GAA. However, we include your account value in GAA when determining the amount of your account value we may distribute as a loan.

Reinvesting amounts withdrawn from GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------
The Fixed Account is an investment option available during the accumulation phase under some contracts. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.


Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.


Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by federal law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.
    The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending on the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at our Home Office. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying the Home Office at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.


Contract Loans. If available under your plan, contract loans may be made from account values held in Fixed Account.

                                  Appendix III
                               Fixed Plus Account
--------------------------------------------------------------------------------
The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.


Certain Restrictions. This option is not available in the state of New York under some contracts. We reserve the right to limit investment in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, under most contracts, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.


Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.


Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office or as of the January 1st preceding the partial withdrawal request, depending on the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loan or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.


Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

Also, under some contracts the 20% limit is waived if the withdrawal is due to hardship from an unforeseeable emergency, or an unforeseeable emergency as defined by the Tax Code, and the following requirements are satisfied:

o The hardship is certified (required under most contracts);

o The partial withdrawal is taken proportionally from each investment option in which the your account invests;

o The amount is paid directly to you; and

o The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to separation from service and the following conditions are met:

o The employer certifies you have separated from service;

o The amount withdrawn is paid directly to you; and

o The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.


Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your Fixed Plus Account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

o One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

o One-fourth of the remaining Fixed Plus Account value 12 months later;

o One-third of the remaining Fixed Plus Account value 12 months later;

o One-half of the remaining Fixed Plus Account value 12 months later; and

o The balance of the Fixed Plus Account value 12 months later.


Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.


Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.


Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a) Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments)
(b) Due to your death during the accumulation phase. Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death
(c) When the Fixed Plus Account value is $3,500 or less ($2,000 or less under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the your account within the prior 12 months (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to hardship from an unforeseeable emergency, as defined by the Tax Code, if all of the following conditions are met:

o The hardship is certified by the employer, and, under some contracts;

o The amount is paid directly to you; and

o The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contract during that same period.


2. Due to your separation from service with the employer, provided that all the following apply*:

o The employer certifies that you have separated from service;

o The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

o Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

3. If you are at least age 59-1/2 and have completed nine payment periods


4. If we terminate your account based on our right to do so for accounts below a certain value (usually $3,500).


5. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.


Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.



Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending on the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

-----------------
* Instead of the provisions under number 2 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

o The hardship is certified by the employer;

o We receive the withdrawal request within 60 days of the date of separation;
  and

o You pay a 3% charge based on the entire Fixed Plus Account value. If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.


Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.


Transfer Credits. The Company provides a transfer credit in certain circumstances. See "Purchase--Transfer Credits." The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

                                  Appendix IV
                   Employee Appointment of Employer as Agent
                           Under an Annuity Contract
--------------------------------------------------------------------------------
               For Plans under Section 403(b) or 401 of the Code
                     (except voluntary Section 403(b) Plans)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
My employer has adopted a plan under Internal Revenue Code Sections 403(b) or 401(a)/401(k) ("Plan") and has purchased an Aetna Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:

o I own the value of my Employee Account subject to the restrictions of Sections 403(b) or 401(k) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(k), I have ownership in the value of my Employer Account.

o I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

o My employer may permit me to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

o On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

o In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                  Appendix V
                               Fund Descriptions
--------------------------------------------------------------------------------

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The contract holder may designate some or all of the mutual funds described below as variable funding options under a contract.

Availability of the fund(s) may vary. See "Investment Options" for availability and other information.

o Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

o Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

o Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

o Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

o Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is designed for investors who have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

o Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

o Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

o Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

o Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed income securities rated lower than BBB by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)

o Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of publicly traded common stocks represented in the S&P 500 Composite Stock Price Index.(1)

o Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of publicly traded common stocks represented in the S&P 400.(1)

o Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of publicly traded common stocks represented by the S&P SmallCap 600 Index, a stock market index composed of 600 common stocks selected by Standard and Poor's Corporation.(1)

o Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.(1)

o Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).(1)

o Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

o Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock(1)(a)


o AIM V.I. Capital Appreciation Fund seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.(2)

o AIM V.I. Growth Fund seeks growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental.(2)

o AIM V.I. Growth and Income Fund seeks growth of capital, with current income as a secondary objective. Although the amount of the Fund's current income will vary from time to time, it is anticipated that the current income realized by the Fund will generally be greater than that realized by the mutual funds whose sole objective is growth of capital.(2)

o AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnins of the companies issuing the securities, or relative to the current market values of assets owned by the companies issuing the securities, or relative to the equity market, generally.(2)


o Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.(3)

o Fidelity Investments Variable Insurance Products Fund--Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(4)

o Fidelity Investments Variable Insurance Products Fund--Growth Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(4)

o Fidelity Investments Variable Insurance Products Fund--Overseas Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of foreign issuers). Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuation.(4)

o Fidelity Investments Variable Insurance Products Fund II--Contrafund Portfolio seeks maximum total return over the long term by investing mainly in securities of companies whose value the investment adviser believes is not fully recognized by the public.(4)

o Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of December 31, 1998 included companies with capitalizations between approximately $__ million and $__ billion, but which is expected to change on a regular basis.(5)

o Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential.(5)

o Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income-producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(5) Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of issuers of any size. This Portfolio generally invests in larger, more established issuers.(5) Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(5) Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies. Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except reinvested dividends and capital gains earned on amounts already invested in the fund through the separate account and loan repayments that we automatically deposit into the fund according to our loan repayment procedures.)

o Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities but which may be considered to be speculative.(7)

o Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in (i) foreign government and corporate debt securities, (ii) securities of the U.S. Government and its agencies and instrumentalities ("U.S. Government securities"), and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative. Current income is not an objective.(7)

o Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.(8a)

o Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(8a)

o Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation.(8a)

o Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.(8b)

o Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.(8c)

Investment Advisers for each of the Funds:

(1) Aeltus Investment Management, Inc.
    (a) Bradley, Foster & Sargent, Inc. (subadviser)
(2) AIM Advisors, Inc.
(3) Calvert Asset Management Company, Inc.
(4) Fidelity Management & Research Company
(5) Janus Capital Corporation
(6) Lexington Management Corporation (adviser); Market Systems Research Advisors, Inc. (subadviser)
(7) OppenheimerFunds, Inc.
(8) Aetna Life Insurance and Annuity Company (adviser);
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

                                   APPENDIX VI
                         CONDENSED FINANCIAL INFORMATION
                                TABLE OF CONTENTS

Table I - For Contracts Issued Under 403(b), 401(a)
     and 401(k) Plans with Total Separate Account Charges of
     0.40%, 0.45%, and 0.50%..................................................................................   60

Table II - For Contracts Issued Under 403(b), 401(a)
     and 401(k) Plans with Total Separate Account Charges of
     0.75%, 0.80%, and 0.85%..................................................................................   64

Table III - For Contracts Issued Under 403(b), 401(a)
     and 401(k) Plans with Total Separate Account Charges of
     0.90% and 0.95%..........................................................................................   68

Table IV - For Contracts Issued Under 403(b), 401(a)
     and 401(k) Plans with Total Separate Account Charges of
     1.00% and 1.05%..........................................................................................   72

Table V - For Contracts Issued Under 403(b), 401(a)
     and 401(k) Plans with Total Separate Account Charges of
     1.10% and 1.15%..........................................................................................   76

Table VI - For Contracts Issued Under 403(b), 401(a)
     and 401(k) Plans with Total Separate Account Charges of
     1.20% and Those Issued Since 1996 with Total Separate
     Account Charges of 1.25%.................................................................................   80

Table VII - For Contracts Issued Under 403(b), 401(a)
     and 401(k) Plans with Total Separate Account Charges of
     1.30% and 1.40%..........................................................................................   84

Table VIII - For Contracts Issued Since 1996 Under 403(b),
     401(a) and 401(k) Plans with Total Separate Account Charges
     of 1.50%.................................................................................................   87

Table IX - For Contracts Issued Under 403(b) Plans and
     Deferred Compensation Plans with Total Separate Account
     Charges of 1.25%.........................................................................................   90

Table X - For Multiple Option Contracts Issued to
     San Bernardino County and Macomb County with Total
     Separate Account Charges of 1.25%........................................................................   95

Table XI - For Contracts Issued Under 403(b) Plans and
     Deferred Compensation Plans with Total Separate Account
     Charges of 1.50% (including a 0.25% Administrative Expense
     Charge Beginning April 7, 1997)..........................................................................   99

Table XII - For Contracts Containing Limits on Fees Issued
     Under 403(b) Plans and Deferred Compensation Plans.......................................................  102

Table XIII - For Deferred Compensation Contracts with
     Total Separate Account Charges of 0.95% Effective
     On January 15, 1996......................................................................................  105

Table XIV - For Deferred Compensation Contracts with
     Total Separate Account Charges of 0.95% Effective
     On May 25, 1996..........................................................................................  110

Table XV - For Deferred Compensation Contracts with
     Total Separate Account Charges of 0.95% Effective
     On or After December 16, 1996............................................................................  115

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                     TABLE I

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
        WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%, 0.45%, AND 0.50%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for the period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by __________________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                         0.40% Total Charges     0.45% Total Charges     0.50% Total Charges
                                                        ---------------------   ---------------------   --------------------
                                                                 1998                    1998                   1998
                                                        ---------------------   ---------------------   --------------------
AETNA ASCENT VP
Value at beginning of period                                      $                       $                       $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA BALANCED VP, INC.
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA BOND VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA GROWTH AND INCOME VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS MID CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period

--------------------------------------------------------------------------------

                                                         0.40% Total Charges     0.45% Total Charges     0.50% Total Charges
                                                        ---------------------   ---------------------   --------------------
                                                                 1998                    1998                   1998
                                                        ---------------------   ---------------------   --------------------
AETNA INTERNATIONAL VP
Value at beginning of period                                      $                       $                       $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA MONEY MARKET VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA VALUE OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period

--------------------------------------------------------------------------------

                                                         0.40% Total Charges     0.45% Total Charges     0.50% Total Charges
                                                        ---------------------   ---------------------   --------------------
                                                                 1998                    1998                   1998
                                                        ---------------------   ---------------------   --------------------
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $                       $                       $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
OPPENHEIMER GLOBAL SECURITIES FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
OPPENHEIMER STRATEGIC BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
PORTFOLIO PARTNERS MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
PORTFOLIO PARTNERS MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period

--------------------------------------------------------------------------------

                                                         0.40% Total Charges     0.45% Total Charges     0.50% Total Charges
                                                        ---------------------   ---------------------   --------------------
                                                                 1998                    1998                   1998
                                                        ---------------------   ---------------------   --------------------
PORTFOLIO PARTNERS T. ROWE PRICE
GROWTH PORTFOLIO
Value at beginning of period                                      $                       $                       $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE II

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) and 401(k) PLANS
        WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%, 0.80%, AND 0.85%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for the period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by __________________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                         0.75% Total Charges     0.80% Total Charges     0.85% Total Charges
                                                        ---------------------   ---------------------   --------------------
                                                                 1998                    1998                   1998
                                                        ---------------------   ---------------------   --------------------
AETNA ASCENT VP
Value at beginning of period                                      $                      $                        $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA BALANCED VP, INC.
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA BOND VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA GROWTH AND INCOME VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS MID CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period

--------------------------------------------------------------------------------

                                                         0.75% Total Charges     0.80% Total Charges     0.85% Total Charges
                                                        ---------------------   ---------------------   --------------------
                                                                 1998                    1998                   1998
                                                        ---------------------   ---------------------   --------------------
AETNA INTERNATIONAL VP
Value at beginning of period                                      $                      $                        $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA MONEY MARKET VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA VALUE OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period

--------------------------------------------------------------------------------

                                                         0.75% Total Charges     0.80% Total Charges     0.85% Total Charges
                                                        ---------------------   ---------------------   --------------------
                                                                 1998                    1998                   1998
                                                        ---------------------   ---------------------   --------------------
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $                       $                       $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
OPPENHEIMER GLOBAL SECURITIES FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
OPPENHEIMER STRATEGIC BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
PORTFOLIO PARTNERS MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
PORTFOLIO PARTNERS MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period

--------------------------------------------------------------------------------

                                                         0.75% Total Charges     0.80% Total Charges     0.85% Total Charges
                                                        ---------------------   ---------------------   --------------------
                                                                 1998                    1998                   1998
                                                        ---------------------   ---------------------   --------------------
PORTFOLIO PARTNERS T. ROWE PRICE
GROWTH PORTFOLIO
Value at beginning of period                                      $                       $                       $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE III

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
            WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% AND 0.95%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods ended December 31, 1998, 1997 and 1996 (as applicable), is derived from the financial statements of the separate account, which have been audited by __________________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.

                                    0.90% Total
                                      Charges                      0.95% Total Charges
                                   ------------   -----------------------------------------------------
                                       1998          1998             1997                  1996
                                   ------------   ----------   ------------------   -------------------
AETNA ASCENT VP
Value at beginning of period       $              $13.624          $ 11.472              $ 10.000(2)
Value at end of period                                             $ 13.624              $ 11.472
Increase (decrease) in value of
 accumulation unit(1)                                                 18.76%                14.72%(2)
Number of accumulation units
 outstanding at end of period                                       119,471                20,237
AETNA BALANCED VP, INC.
Value at beginning of period                      $13.226          $ 10.902              $ 10.000(2)
Value at end of period                                             $ 13.226              $ 10.902
Increase (decrease) in value of
 accumulation unit(1)                                                 21.32%                 9.02%(2)
Number of accumulation units
 outstanding at end of period                                       986,711               702,222
AETNA BOND VP
Value at beginning of period                      $11.268          $ 10.503              $ 10.000(2)
Value at end of period                                             $ 11.268              $ 10.503
Increase (decrease) in value of
 accumulation unit(1)                                                  7.28%                 5.03%(2)
Number of accumulation units
 outstanding at end of period                                       251,156               161,765
AETNA CROSSROADS VP
Value at beginning of period                      $12.980          $ 11.146              $ 10.000(2)
Value at end of period                                             $ 12.980              $ 11.146
Increase (decrease) in value of
 accumulation unit(1)                                                 16.46%                11.46%(2)
Number of accumulation units
 outstanding at end of period                                       117,725                 7,882
AETNA GROWTH VP
Value at beginning of period                      $13.202          $ 12.787
Value at end of period                                             $ 13.202
Increase (decrease) in value of
 accumulation unit(1)                                                  3.25%(3)
Number of accumulation units
 outstanding at end of period                                         1,880
AETNA GROWTH AND INCOME VP
Value at beginning of period                      $14.756          $ 11.469              $ 10.000(2)
Value at end of period                                             $ 14.756              $ 11.469
Increase (decrease) in value of
 accumulation unit(1)                                                 28.66%                14.69%(2)
Number of accumulation units
 outstanding at end of period                                      3,760,076             2,876,728
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                      $14.500          $ 10.934              $ 10.000(4)
Value at end of period                                             $ 14.500              $ 10.934
Increase (decrease) in value of
 accumulation unit(1)                                                 32.62%                 9.34%(4)
Number of accumulation units
 outstanding at end of period                                        62,360                 2,697

--------------------------------------------------------------------------------

                                    0.90% Total
                                      Charges                   0.95% Total Charges
                                   ------------   -----------------------------------------------
                                       1998          1998            1997              1996
                                   ------------   ----------   ---------------   ----------------
AETNA INDEX PLUS MID CAP VP
Value at beginning of period       $              $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period                      $12.369           $10.905              $ 10.000(2)
Value at end of period                                              $12.369              $ 10.905
Increase (decrease) in value of
 accumulation unit(1)                                                 13.43%                 9.05%(2)
Number of accumulation units
 outstanding at end of period                                        47,726                    61
AETNA MONEY MARKET VP
Value at beginning of period                      $10.738           $10.277              $ 10.000(2)
Value at end of period                                              $10.738              $ 10.277
Increase (decrease) in value of
 accumulation unit(1)                                                  4.48%                 2.77%(2)
Number of accumulation units
 outstanding at end of period                                       147,123                39,811
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY VP
Value at beginning of period                      $13.684           $13.119
Value at end of period                                              $13.684
Increase (decrease) in value of
 accumulation unit(1)                                                  4.31%(5)
Number of accumulation units
 outstanding at end of period                                         2,124
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                      $13.290           $12.912
Value at end of period                                              $13.290
Increase (decrease) in value of
 accumulation unit(1)                                                  2.93%(5)
Number of accumulation units
 outstanding at end of period                                           587
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period                      $12.994           $10.924              $ 10.000(2)
Value at end of period                                              $12.994              $ 10.924
Increase (decrease) in value of
 accumulation unit(1)                                                 18.95%                 9.24%(2)
Number of accumulation units
 outstanding at end of period                                        93,905                19,808
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period                      $13.729           $10.819              $ 10.000(2)
Value at end of period                                              $13.729              $ 10.819
Increase (decrease) in value of
 accumulation unit(1)                                                 26.90%                 8.19%(2)
Number of accumulation units
 outstanding at end of period                                       125,669                27,639

--------------------------------------------------------------------------------

                                    0.90% Total
                                      Charges                  0.95% Total Charges
                                   ------------   ----------------------------------------------
                                       1998          1998          1997              1996
                                   ------------   ----------   ------------   ------------------
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period       $              $12.674       $  10.362        $  10.000(2)
Value at end of period                                          $  12.674        $  10.362
Increase (decrease) in value of
 accumulation unit(1)                                               22.31%            3.62%(2)
Number of accumulation units
 outstanding at end of period                                     150,612           54,133
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                      $11.783       $  10.664        $  10.000(2)
Value at end of period                                          $  11.783        $  10.664
Increase (decrease) in value of
 accumulation unit(1)                                               10.50%            6.64%(2)
Number of accumulation units
 outstanding at end of period                                      20,273            3,820
FIDELITY VIP II CONTRAFUND
PORTFOLIO
Value at beginning of period                      $13.825       $  11.243        $  10.000(2)
Value at end of period                                          $  13.825        $  11.243
Increase (decrease) in value of
 accumulation unit(1)                                               22.97%           12.43%(2)
Number of accumulation units
 outstanding at end of period                                     266,396           95,199
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                      $10.613       $   9.510        $  10.000(2)
Value at end of period                                          $  10.613        $   9.510
Increase (decrease) in value of
 accumulation unit(1)                                               11.60%           (4.90)%(2)
Number of accumulation units
 outstanding at end of period                                     416,100          125,232
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period                      $13.431       $  11.105        $  10.000(2)
Value at end of period                                          $  13.431        $  11.105
Increase (decrease) in value of
 accumulation unit(1)                                               20.95%           11.05%(2)
Number of accumulation units
 outstanding at end of period                                      42,699            9,188
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period                      $12.069       $  10.902        $  10.000(4)
Value at end of period                                          $  12.069        $  10.902
Increase (decrease) in value of
 accumulation unit(1)                                               10.70%            9.02%(4)
Number of accumulation units
 outstanding at end of period                                      29,665            1,402
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $13.242       $  10.891        $  10.000(2)
Value at end of period                                          $  13.242        $  10.891
Increase (decrease) in value of
 accumulation unit(1)                                               21.59%            8.91%(2)
Number of accumulation units
 outstanding at end of period                                      92,666           39,841
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $13.757       $  11.370        $  10.000(2)
Value at end of period                                          $  13.757        $  11.370
Increase (decrease) in value of
 accumulation unit(1)                                               21.00%           13.70%(2)
Number of accumulation units
 outstanding at end of period                                     555,448          151,935
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period                      $12.082       $  11.383        $  10.000(2)
Value at end of period                                          $  12.082        $  11.383
Increase (decrease) in value of
 accumulation unit(1)                                                6.14%           13.83%(2)
Number of accumulation units
 outstanding at end of period                                      85,577            5,295

--------------------------------------------------------------------------------

                                    0.90% Total
                                      Charges              0.95% Total Charges
                                   ------------   --------------------------------------
                                       1998          1998            1997           1996
                                   ------------   ---------   ------------------   -----
OPPENHEIMER GLOBAL
SECURITIES FUND
Value at beginning of period       $               $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS MFS
EMERGING EQUITIES PORTFOLIO
Value at beginning of period                       $ 9.940       $  10.062
Value at end of period                                           $   9.940
Increase (decrease) in value of
 accumulation unit(1)                                                (1.21)%(6)
Number of accumulation units
 outstanding at end of period                                      795,375
PORTFOLIO PARTNERS MFS
RESEARCH GROWTH PORTFOLIO
Value at beginning of period                       $ 8.727       $   8.897
Value at end of period                                           $   8.727
Increase (decrease) in value of
 accumulation unit(1)                                                (1.90)%(6)
Number of accumulation units
 outstanding at end of period                                      484,407
PORTFOLIO PARTNERS MFS VALUE
EQUITY PORTFOLIO
Value at beginning of period                       $12.478       $  12.296
Value at end of period                                           $  12.478
Increase (decrease) in value of
 accumulation unit(1)                                                 1.47%(6)
Number of accumulation units
 outstanding at end of period                                       96,338
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                       $11.522       $  11.376
Value at end of period                                           $  11.522
Increase (decrease) in value of
 accumulation unit(1)                                                 1.28%(6)
Number of accumulation units
 outstanding at end of period                                      351,150
PORTFOLIO PARTNERS T. ROWE
PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                       $13.332       $  13.062
Value at end of period                                           $  13.332
Increase (decrease) in value of
 accumulation unit(1)                                                 2.07%(6)
Number of accumulation units
 outstanding at end of period                                      238,562

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value.
(2) Reflects less than a full year of performance activity. The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.
(4) Reflects less than a full year of performance activity. The initial accumulation unit value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(5) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.
(6) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE IV

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
            WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00% AND 1.05%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods ended December 31, 1998, 1997 and 1996 (as applicable), is derived from the financial statements of the separate account, which have been audited by __________________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                  1.00% Total Charges                        1.05% Total Charges
                                   --------------------------------------------------   -----------------------------
                                      1998             1997                1996            1998            1997
                                   ----------   ------------------   ----------------   ----------   ----------------
AETNA ASCENT VP
Value at beginning of period       $13.613           $11.468            $ 10.000(2)     $13.602         $ 11.629
Value at end of period                               $13.613            $ 11.468                        $ 13.602
Increase (decrease) in value of
 accumulation unit(1)                                  18.70%              14.68%(2)                       16.96%(3)
Number of accumulation units
 outstanding at end of period                         14,463                  13                          24,508
AETNA BALANCED VP, INC.
Value at beginning of period       $13.215           $13.054                            $13.204         $ 12.677
Value at end of period                               $13.215            $ 13.204
Increase (decrease) in value of
 accumulation unit(1)                                   1.23%(4)                                            4.16%(4)
Number of accumulation units
 outstanding at end of period                         57,737                                               4,205
AETNA BOND VP
Value at beginning of period       $11.258           $10.500            $ 10.000(2)     $11.249         $ 10.587
Value at end of period                               $11.258            $ 10.500                        $ 11.249
Increase (decrease) in value of
 accumulation unit(1)                                   7.22%               5.00%(2)                        6.25%(3)
Number of accumulation units
 outstanding at end of period                         64,958                 679                          11,619
AETNA CROSSROADS VP
Value at beginning of period       $12.970           $12.945                            $12.959         $ 11.292
Value at end of period                               $12.970                                            $ 12.959
Increase (decrease) in value of
 accumulation unit(1)                                   0.19%(5)                                           14.76%(3)
Number of accumulation units
 outstanding at end of period                          2,786                                              12,847
AETNA GROWTH VP
Value at beginning of period                                                            $13.192         $ 13.184
Value at end of period                                                                                  $ 13.192
Increase (decrease) in value of
 accumulation unit(1)                                                                                       0.06%(6)
Number of accumulation units
 outstanding at end of period                                                                                 31
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $14.744           $11.465            $ 10.000(2)     $14.732         $ 12.312
Value at end of period                               $14.744            $ 11.465                        $ 14.732
Increase (decrease) in value of
 accumulation unit(1)                                  28.60%              14.65%(2)                       19.66%(3)
Number of accumulation units
 outstanding at end of period                        362,675              13,125                          44,425
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period       $14.491           $14.289                            $14.481         $ 14.043
Value at end of period                               $14.491                                            $ 14.481
Increase (decrease) in value of
 accumulation unit(1)                                   1.41%(7)                                            3.12%(4)
Number of accumulation units
 outstanding at end of period                             29                                               1,083

--------------------------------------------------------------------------------

                                                 1.00% Total Charges                       1.05% Total Charges
                                   ------------------------------------------------   -----------------------------
                                      1998            1997               1996            1998            1997
                                   ----------   ----------------   ----------------   ----------   ----------------
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period       $                                                  $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period       $12.358          $12.242                           $12.348         $ 11.009
Value at end of period                              $12.358                                           $ 12.348
Increase (decrease) in value of
 accumulation unit(1)                                  0.95%(3)                                          12.16%(3)
Number of accumulation units
 outstanding at end of period                            64                                              6,221
AETNA MONEY MARKET VP
Value at beginning of period       $10.729          $10.274           $ 10.000(2)     $10.720         $ 10.322
Value at end of period                              $10.729           $ 10.274                        $ 10.720
Increase (decrease) in value of
 accumulation unit(1)                                  4.43%              2.74%(2)                        3.86%(3)
Number of accumulation units
 outstanding at end of period                        65,496              1,551                           1,863
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY VP
Value at beginning of period                                                          $13.674         $ 12.485
Value at end of period                                                                                $ 13.674
Increase (decrease) in value of
 accumulation unit(1)                                                                                     9.52%(4)
Number of accumulation units
 outstanding at end of period                                                                              125
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period                                                          $13.281         $ 12.796
Value at end of period                                                                                $ 13.281
Increase (decrease) in value of
 accumulation unit(1)                                                                                     3.79%(6)
Number of accumulation units
 outstanding at end of period                                                                               17
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period       $12.983          $12.982                           $12.972         $ 12.278
Value at end of period                              $12.983                                           $ 12.972
Increase (decrease) in value of
 accumulation unit(1)                                  0.01%(8)                                           5.65%(4)
Number of accumulation units
 outstanding at end of period                        25,620                                                766
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period       $13.718          $13.438                           $13.706         $ 11.435
Value at end of period                              $13.718                                           $ 13.706
Increase (decrease) in value of
 accumulation unit(1)                                  2.08%(8)                                          19.86%(3)
Number of accumulation units
 outstanding at end of period                        29,808                                             34,010

--------------------------------------------------------------------------------

                                                   1.00% Total Charges                          1.05% Total Charges
                                   ----------------------------------------------------   -------------------------------
                                      1998             1997                 1996             1998             1997
                                   ----------   ------------------   ------------------   ----------   ------------------
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period       $12.663         $   10.358           $  10.000(2)      $12.653         $  10.988
Value at end of period                             $   12.663           $  10.358                         $  12.653
Increase (decrease) in value of
 accumulation unit(1)                                   22.25%               3.58%(2)                         15.16%(3)
Number of accumulation units
 outstanding at end of period                          61,043                  21                            22,425
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period       $11.774         $   11.818                             $11.764         $  10.798
Value at end of period                             $   11.774                                             $  11.764
Increase (decrease) in value of
 accumulation unit(1)                                   (0.37)%(7)                                             8.95%(3)
Number of accumulation units
 outstanding at end of period                           1,294                                                 3,858
FIDELITY VIP II CONTRAFUND
PORTFOLIO
Value at beginning of period       $13.814         $   11.239           $  10.000(2)      $13.802         $  12.865
Value at end of period                             $   13.814           $  11.239                         $  13.802
Increase (decrease) in value of
 accumulation unit(1)                                   22.91%              12.39%(2)                          7.28%(4)
Number of accumulation units
 outstanding at end of period                         139,417              20,020                             9,650
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $10.604         $    9.507           $  10.000(2)      $10.596         $   8.894
Value at end of period                             $   10.604           $   9.507                         $  10.596
Increase (decrease) in value of
 accumulation unit(1)                                   11.54%              (4.93)%(2)                        19.14%(3)
Number of accumulation units
 outstanding at end of period                         106,350              17,055                            38,785
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period       $13.420         $   13.490                             $13.409         $  11.587
Value at end of period                             $   13.420                                             $  13.409
Increase (decrease) in value of
 accumulation unit(1)                                   (0.52)%(8)                                            15.73%(3)
Number of accumulation units
 outstanding at end of period                           5,846                                                14,527
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period       $12.059         $   10.857                             $12.049         $  11.571
Value at end of period                             $   12.059                                             $  12.049
Increase (decrease) in value of
 accumulation unit(1)                                   11.07%(9)                                              4.13%(4)
Number of accumulation units
 outstanding at end of period                          12,527                                                   700
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $13.231         $   10.929                             $13.220         $  13.078
Value at end of period                             $   13.231                                             $  13.220
Increase (decrease) in value of
 accumulation unit(1)                                   21.07%(9)                                              1.08%(4)
Number of accumulation units
 outstanding at end of period                          17,098                                                 7,726
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $13.746         $   11.366           $  10.000(2)      $13.735         $  12.089
Value at end of period                             $   13.746           $  11.366                         $  13.735
Increase (decrease) in value of
 accumulation unit(1)                                   20.94%              13.66%(2)                         13.61%(3)
Number of accumulation units
 outstanding at end of period                         207,630              36,305                            59,673
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period       $12.072         $   13.838                             $12.062         $  12.407
Value at end of period                             $   12.072                                             $  12.062
Increase (decrease) in value of
 accumulation unit(1)                                  (12.77)%(8)                                            (2.78)%(4)
Number of accumulation units
 outstanding at end of period                          12,963                                                   791

--------------------------------------------------------------------------------

                                             1.00% Total Charges                  1.05% Total Charges
                                   ---------------------------------------   ------------------------------
                                      1998            1997           1996       1998            1997
                                   ---------   ------------------   ------   ---------   ------------------
OPPENHEIMER GLOBAL
SECURITIES FUND
Value at beginning of period        $                                         $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS MFS
EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $ 9.932       $  10.054                   $ 9.923       $  10.046
Value at end of period                            $   9.932                                 $   9.923
Increase (decrease) in value of
 accumulation unit(1)                                 (1.21)%(7)                                (1.22)%(7)
Number of accumulation units
 outstanding at end of period                       180,890                                    26,577
PORTFOLIO PARTNERS MFS
RESEARCH GROWTH
PORTFOLIO
Value at beginning of period        $ 8.720       $   8.890                   $ 8.713       $   8.883
Value at end of period                            $   8.720                                 $   8.713
Increase (decrease) in value of
 accumulation unit(1)                                 (1.91)%(7)                                (1.91)%(7)
Number of accumulation units
 outstanding at end of period                        55,616                                     1,465
PORTFOLIO PARTNERS MFS
VALUE EQUITY PORTFOLIO
Value at beginning of period        $12.467       $  12.287                   $12.457       $  12.277
Value at end of period                            $  12.467                                 $  12.457
Increase (decrease) in value of
 accumulation unit(1)                                  1.47%(7)                                  1.47%(7)
Number of accumulation units
 outstanding at end of period                        68,968                                     1,514
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $11.512       $  11.367                   $11.503       $  11.358
Value at end of period                            $  11.512                                 $  11.503
Increase (decrease) in value of
 accumulation unit(1)                                  1.27%(7)                                  1.27%(7)
Number of accumulation units
 outstanding at end of period                        80,978                                     8,780
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $13.321       $  13.052                   $13.310       $  13.042
Value at end of period                            $  13.321                                 $  13.310
Increase (decrease) in value of
 accumulation unit(1)                                  2.06%(7)                                  2.06%(7)
Number of accumulation units
 outstanding at end of period                        65,906                                    18,429

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value.
(2) Reflects less than a full year of performance activity. The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during July 1997.
(5) Reflects less than a full year of performance activity. Funds were first received in this option during September 1997.
(6) Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.
(7) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.
(8) Reflects less than a full year of performance activity. Funds were first received in this option during October 1997.
(9) Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE V

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
            WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10% AND 1.15%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods ended December 31, 1998, 1997 and 1996 (as applicable), is derived from the financial statements of the separate account, which have been audited by __________________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                         1.10% Total Charges                   1.15% Total Charges
                                   -------------------------------   ---------------------------------------
                                      1998             1997             1998             1997           1996
                                   ----------   ------------------   ----------   ------------------   -----
AETNA ASCENT VP
Value at beginning of period       $13.590         $  13.275         $13.579         $  11.525
Value at end of period                             $  13.590                         $  13.579
Increase (decrease) in value of
 accumulation unit(1)                                   2.37%(2)                         17.82%(3)
Number of accumulation units
 outstanding at end of period                             42                             6,392
AETNA BALANCED VP, INC.
Value at beginning of period       $13.194         $  12.915         $13.183         $  11.130
Value at end of period                             $  13.194                         $  13.183
Increase (decrease) in value of
 accumulation unit(1)                                   2.16%(2)                         18.44%(3)
Number of accumulation units
 outstanding at end of period                            294                           250,060
AETNA BOND VP
Value at beginning of period       $11.240         $  11.219         $11.231         $  10.476
Value at end of period                             $  11.240                         $  11.231
Increase (decrease) in value of
 accumulation unit(1)                                   0.19%(4)                          7.20%(3)
Number of accumulation units
 outstanding at end of period                              6                            89,517
AETNA CROSSROADS VP
Value at beginning of period       $12.949         $  12.904         $12.938         $  11.182
Value at end of period                             $  12.949                         $  12.938
Increase (decrease) in value of
 accumulation unit(1)                                   0.34%(2)                         15.70%(3)
Number of accumulation units
 outstanding at end of period                             14                             7,129
AETNA GROWTH VP
Value at beginning of period       $13.188         $  13.325         $13.183         $  13.348
Value at end of period                             $  13.188                         $  13.183
Increase (decrease) in value of
 accumulation unit(1)                                  (1.03)%(2)                        (1.24)%(5)
Number of accumulation units
 outstanding at end of period                             37                               118
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $14.720         $  14.520         $14.708         $  11.805
Value at end of period                             $  14.720                         $  14.708
Increase (decrease) in value of
 accumulation unit(1)                                   1.37%(2)                         24.59%(3)
Number of accumulation units
 outstanding at end of period                            570                           508,938
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period       $14.472         $  14.078         $14.463         $  11.663
Value at end of period                             $  14.472                         $  14.463
Increase (decrease) in value of
 accumulation unit(1)                                   2.80%(2)                         24.01%(3)
Number of accumulation units
 outstanding at end of period                            215                             5,517

--------------------------------------------------------------------------------

                                        1.10% Total Charges                       1.15% Total Charges
                                   -----------------------------   --------------------------------------------------
                                      1998            1997            1998             1997                1996
                                   ----------   ----------------   ----------   ------------------   ----------------
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period       $                               $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period       $12.338          $12.223        $12.328         $  10.927
Value at end of period                              $12.338                        $  12.328
Increase (decrease) in value of
 accumulation unit(1)                                  0.94%(3)                        12.82%(3)
Number of accumulation units
 outstanding at end of period                           851                           21,027
AETNA MONEY MARKET VP
Value at beginning of period       $10.711          $10.663        $10.702         $  10.264            $ 10.000(6)
Value at end of period                              $10.711                        $  10.702            $ 10.264
Increase (decrease) in value of
 accumulation unit(1)                                  0.45%(2)                         4.27%               2.64%(6)
Number of accumulation units
 outstanding at end of period                           145                           44,265               9,856
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY VP
Value at beginning of period       $13.669          $13.331        $13.664         $  13.709
Value at end of period                              $13.669                        $  13.664
Increase (decrease) in value of
 accumulation unit(1)                                  2.54%(2)                        (0.33)%(5)
Number of accumulation units
 outstanding at end of period                           650                              119
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period       $13.276          $12.952        $13.271         $  13.244
Value at end of period                              $13.276                        $  13.271
Increase (decrease) in value of
 accumulation unit(1)                                  2.50%(2)                         0.20%(5)
Number of accumulation units
 outstanding at end of period                            46                               47
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period                                       $12.951         $  11.071
Value at end of period                                                             $  12.951
Increase (decrease) in value of
 accumulation unit(1)                                                                  16.98%(3)
Number of accumulation units
 outstanding at end of period                                                         37,416
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period       $13.695          $13.343        $13.684         $  10.805            $ 10.000(6)
Value at end of period                              $13.695                        $  13.684            $ 10.805
Increase (decrease) in value of
 accumulation unit(1)                                  2.64%(2)                        26.64%               8.05%(6)
Number of accumulation units
 outstanding at end of period                           589                           40,977               4,215

--------------------------------------------------------------------------------

                                         1.10% Total Charges                        1.15% Total Charges
                                   -------------------------------   --------------------------------------------------
                                      1998             1997             1998            1997                1996
                                   ----------   ------------------   ----------   ----------------   ------------------
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period       $12.643         $  12.740         $12.632         $ 10.348           $  10.000(6)
Value at end of period                             $  12.643                         $ 12.632           $  10.348
Increase (decrease) in value of
 accumulation unit(1)                                  (0.77)%(2)                       22.07%               3.48%(6)
Number of accumulation units
 outstanding at end of period                            416                           43,953               4,472
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period       $11.754         $  11.651         $11.745         $ 10.662
Value at end of period                             $  11.754                         $ 11.745
Increase (decrease) in value of
 accumulation unit(1)                                   0.89%(4)                        10.15%(2)
Number of accumulation units
 outstanding at end of period                              5                            6,203
FIDELITY VIP II CONTRAFUND
PORTFOLIO
Value at beginning of period       $13.791         $  13.502         $13.780         $ 11.228           $  10.000(6)
Value at end of period                             $  13.791                         $ 13.780           $  11.228
Increase (decrease) in value of
 accumulation unit(1)                                   2.14%(2)                        22.72%              12.28%(6)
Number of accumulation units
 outstanding at end of period                            110                           56,042               4,169
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $10.587         $  10.337         $10.578         $  9.498           $  10.000(6)
Value at end of period                             $  10.587                         $ 10.578           $   9.498
Increase (decrease) in value of
 accumulation unit(1)                                   2.42%(2)                        11.38%              (5.02)%(6)
Number of accumulation units
 outstanding at end of period                            269                           77,340               4,932
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period       $13.398         $  13.138         $13.387         $ 11.090           $  10.000(6)
Value at end of period                             $  13.398                         $ 13.387           $  11.090
Increase (decrease) in value of
 accumulation unit(1)                                   1.98%(2)                        20.71%              10.90%(6)
Number of accumulation units
 outstanding at end of period                            256                           15,461                  13
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period       $12.039         $  11.872         $12.029         $ 10.882
Value at end of period                             $  12.039                         $ 12.029
Increase (decrease) in value of
 accumulation unit(1)                                   1.41%(2)                        10.54%(3)
Number of accumulation units
 outstanding at end of period                             12                            4,140
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $13.209         $  12.995         $13.198         $ 11.138
Value at end of period                             $  13.209                         $ 13.198
Increase (decrease) in value of
 accumulation unit(1)                                   1.65%(2)                        18.49%(3)
Number of accumulation units
 outstanding at end of period                            498                           22,179
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $13.724         $  13.565         $13.712         $ 11.355           $  10.000(6)
Value at end of period                             $  13.724                         $ 13.712           $  11.355
Increase (decrease) in value of
 accumulation unit(1)                                   1.17%(2)                        20.76%              13.55%(6)
Number of accumulation units
 outstanding at end of period                            971                           77,286                   9
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period                                         $12.042         $ 11.865
Value at end of period                                                               $ 12.042
Increase (decrease) in value of
 accumulation unit(1)                                                                    1.50%(3)
Number of accumulation units
 outstanding at end of period                                                          12,454

--------------------------------------------------------------------------------

                                        1.10% Total Charges                  1.15% Total Charges
                                   ------------------------------   --------------------------------------
                                      1998            1997             1998            1997           1996
                                   ---------   ------------------   ---------   ------------------   -----
OPPENHEIMER GLOBAL
SECURITIES FUND
Value at beginning of period       $                                 $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS MFS
EMERGING EQUITIES
PORTFOLIO
Value at beginning of period       $9.915         $  10.039          $ 9.907       $  10.031
Value at end of period                            $   9.915                        $   9.907
Increase (decrease) in value of
 accumulation unit(1)                                 (1.23)%(2)                       (1.23)%(2)
Number of accumulation units
 outstanding at end of period                            16                          165,668
PORTFOLIO PARTNERS MFS
RESEARCH GROWTH
PORTFOLIO
Value at beginning of period                                         $ 8.698       $   8.869
Value at end of period                                                             $   8.698
Increase (decrease) in value of
 accumulation unit(1)                                                                  (1.92)%(2)
Number of accumulation units
 outstanding at end of period                                                        122,863
PORTFOLIO PARTNERS MFS
VALUE EQUITY PORTFOLIO
Value at beginning of period                                         $12.437       $  12.258
Value at end of period                                                             $  12.437
Increase (decrease) in value of
 accumulation unit(1)                                                                   1.46%(2)
Number of accumulation units
 outstanding at end of period                                                         79,382
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period                                         $11.484       $  11.341
Value at end of period                                                             $  11.484
Increase (decrease) in value of
 accumulation unit(1)                                                                   1.26%(2)
Number of accumulation units
 outstanding at end of period                                                         77,528
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period                                         $13.288       $  13.021
Value at end of period                                                             $  13.288
Increase (decrease) in value of
 accumulation unit(1)                                                                   2.05%(2)
Number of accumulation units
 outstanding at end of period                                                         42,110

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value.
(2) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.
(5) Reflects less than a full year of performance activity. Funds were first received in this option during September 1997.
(6) Reflects less than a full year of performance activity. The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE VI

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
   AND THOSE ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by ________________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                                   Issued Since 1996 with 1.25%
                                                                              Total
                                        1.20% Total Charges                  Charges
                                   -----------------------------   ----------------------------
                                      1998            1997            1998            1997
                                   ----------   ----------------   ----------   ---------------
AETNA ASCENT VP
Value at beginning of period       $                               $13.557         $ 12.564
Value at end of period                                                             $ 13.557
Increase (decrease) in value of
 accumulation unit(1)                                                                  7.91%(2)
Number of accumulation units
 outstanding at end of period                                                           253
AETNA BALANCED VP, INC.
Value at beginning of period                                       $13.161         $ 11.921
Value at end of period                                                             $ 13.161
Increase (decrease) in value of
 accumulation unit(1)                                                                 10.40%(2)
Number of accumulation units
 outstanding at end of period                                                           133
AETNA BOND VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA CROSSROADS VP
Value at beginning of period                                       $12.917         $ 12.024
Value at end of period                                                             $ 12.917
Increase (decrease) in value of
 accumulation unit(1)                                                                  7.42%(2)
Number of accumulation units
 outstanding at end of period                                                            93
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND INCOME VP
Value at beginning of period       $14.696          $13.746        $14.684         $ 12.851
Value at end of period                              $14.696                        $ 14.684
Increase (decrease) in value of
 accumulation unit(1)                                  6.91%(3)                       14.26%(4)
Number of accumulation units
 outstanding at end of period                            25                           1,646
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period       $14.453          $13.642        $14.444         $ 14.070
Value at end of period                              $14.453                        $ 14.444
Increase (decrease) in value of
 accumulation unit(1)                                  5.95%(2)                        2.66%(5)
Number of accumulation units
 outstanding at end of period                            24                              10

--------------------------------------------------------------------------------

                                                         Issued Since 1996 with 1.25%
                                      1.20% Total                    Total
                                        Charges                     Charges
                                   ------------------   -------------------------------
                                      1998      1997       1998             1997
                                   ---------   ------   ----------   ------------------
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period       $                    $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period                            $12.308         $  12.362
Value at end of period                                                  $  12.308
Increase (decrease) in value of
 accumulation unit(1)                                                       (0.44)%(6)
Number of accumulation units
 outstanding at end of period                                                   2
AETNA MONEY MARKET VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA VALUE OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period                            $12.930         $  12.790
Value at end of period                                                  $  12.930
Increase (decrease) in value of
 accumulation unit(1)                                                        1.09%(7)
Number of accumulation units
 outstanding at end of period                                                   6
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period                            $13.661         $  13.299
Value at end of period                                                  $  13.661
Increase (decrease) in value of
 accumulation unit(1)                                                        2.73%(7)
Number of accumulation units
 outstanding at end of period                                                   6

--------------------------------------------------------------------------------

                                                                      Issued Since 1996 with 1.25%
                                                                                  Total
                                         1.20% Total Charges                     Charges
                                   -------------------------------   -------------------------------
                                      1998             1997             1998             1997
                                   ----------   ------------------   ----------   ------------------
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period       $                                 $12.612         $  11.704
Value at end of period                                                               $  12.612
Increase (decrease) in value of
 accumulation unit(1)                                                                     7.76%(2)
Number of accumulation units
 outstanding at end of period                                                              214
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $11.726         $  12.512
Value at end of period                                                               $  11.726
Increase (decrease) in value of
 accumulation unit(1)                                                                    (6.28)%(5)
Number of accumulation units
 outstanding at end of period                                                               22
FIDELITY VIP II CONTRAFUND
PORTFOLIO
Value at beginning of period       $13.768         $  12.889         $13.757         $  11.902
Value at end of period                             $  13.768                         $  13.757
Increase (decrease) in value of
 accumulation unit(1)                                   6.82%(2)                         15.59%(4)
Number of accumulation units
 outstanding at end of period                             27                               390
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                                         $10.561         $   9.646
Value at end of period                                                               $  10.561
Increase (decrease) in value of
 accumulation unit(1)                                                                     9.48%(2)
Number of accumulation units
 outstanding at end of period                                                              262
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $13.177         $  13.270
Value at end of period                                                               $  13.177
Increase (decrease) in value of
 accumulation unit(1)                                                                    (0.70)%(5)
Number of accumulation units
 outstanding at end of period                                                               32
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period       $13.701         $  13.856         $13.690         $  13.125
Value at end of period                             $  13.701                         $  13.690
Increase (decrease) in value of
 accumulation unit(1)                                  (1.12)%(2)                         4.30%(2)
Number of accumulation units
 outstanding at end of period                             27                               273
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period                                         $12.022         $  11.717
Value at end of period                                                               $  12.022
Increase (decrease) in value of
 accumulation unit(1)                                                                     2.60%(2)
Number of accumulation units
 outstanding at end of period                                                               35

--------------------------------------------------------------------------------

                                                         Issued Since 1996 with 1.25%
                                      1.20% Total                   Total
                                        Charges                    Charges
                                   ------------------   ------------------------------
                                      1998      1997       1998            1997
                                   ---------   ------   ---------   ------------------
OPPENHEIMER STRATEGIC
BOND FUND
Value at beginning of period       $                     $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS MFS
EMERGING EQUITIES PORTFOLIO
Value at beginning of period                             $ 9.891       $  10.015
Value at end of period                                                 $   9.891
Increase (decrease) in value of
 accumulation unit(1)                                                      (1.24)%(7)
Number of accumulation units
 outstanding at end of period                                                 99
PORTFOLIO PARTNERS MFS
RESEARCH GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS MFS VALUE
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                             $11.465       $  11.323
Value at end of period                                                 $  11.465
Increase (decrease) in value of
 accumulation unit(1)                                                       1.25%(7)
Number of accumulation units
 outstanding at end of period                                                189
PORTFOLIO PARTNERS T. ROWE
PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value.
(2) Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during July 1997.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
(5) Reflects less than a full year of performance activity. Funds were first received in this option during September 1997.
(6) Reflects less than a full year of performance activity. Funds were first received in this option during October 1997.
(7) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE VII

      FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS SINCE 1996
            WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30% AND 1.40%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods ended December 31, 1998 and 1997 (as applicable), is derived from the financial statements of the separate account, which have been audited by __________________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                              1.30% Total Charges         1.40% Total Charges
                                                         -----------------------------   --------------------
                                                            1998            1997                 1998
                                                         ----------   ----------------   --------------------
AETNA ASCENT VP
Value at beginning of period                             $13.546         $ 11.759               $
Value at end of period                                                   $ 13.546
Increase (decrease) in value of accumulation unit(1)                        15.20%(2)
Number of accumulation units outstanding at end
 of period                                                                    855
AETNA BALANCED VP, INC.
Value at beginning of period                             $13.150         $ 11.717
Value at end of period                                                   $ 13.150
Increase (decrease) in value of accumulation unit(1)                        12.23%(3)
Number of accumulation units outstanding at end
 of period                                                                    459
AETNA BOND VP
Value at beginning of period                             $11.203         $ 10.974
Value at end of period                                                   $ 11.203
Increase (decrease) in value of accumulation unit(1)                         2.09%(2)
Number of accumulation units outstanding at end
 of period                                                                    279
AETNA CROSSROADS VP
Value at beginning of period                             $12.906         $ 11.380
Value at end of period                                                   $ 12.906
Increase (decrease) in value of accumulation unit(1)                        13.41%(2)
Number of accumulation units outstanding at end
 of period                                                                    641
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA GROWTH AND INCOME VP
Value at beginning of period                             $14.672         $ 12.519
Value at end of period                                                   $ 14.672
Increase (decrease) in value of accumulation unit(1)                        17.20%(2)
Number of accumulation units outstanding at end
 of period                                                                  3,082
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                             $14.435         $ 11.470
Value at end of period                                                   $ 14.435
Increase (decrease) in value of accumulation unit(1)                        25.85%(4)
Number of accumulation units outstanding at end
 of period                                                                  8,665
AETNA INDEX PLUS MID CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA LEGACY VP
Value at beginning of period                             $12.298         $ 11.401
Value at end of period                                                   $ 12.298
Increase (decrease) in value of accumulation unit(1)                         7.86%(3)
Number of accumulation units outstanding at end
 of period                                                                     74

--------------------------------------------------------------------------------

                                                               1.30% Total Charges          1.40% Total Charges
                                                         -------------------------------   --------------------
                                                            1998             1997                  1998
                                                         ----------   ------------------   --------------------
AETNA MONEY MARKET VP
Value at beginning of period                             $10.676         $  10.358         $
Value at end of period                                                   $  10.676
Increase (decrease) in value of accumulation unit(1)                          3.07%(4)
Number of accumulation units outstanding at end
 of period                                                                   8,302
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA VALUE OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                             $12.919         $  11.742
Value at end of period                                                   $  12.919
Increase (decrease) in value of accumulation unit(1)                         10.02%(3)
Number of accumulation units outstanding at end
 of period                                                                      44
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                             $13.650         $  10.942
Value at end of period                                                   $  13.650
Increase (decrease) in value of accumulation unit(1)                         24.75%(4)
Number of accumulation units outstanding at end
 of period                                                                   7,817
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                             $12.601         $  10.724
Value at end of period                                                   $  12.601
Increase (decrease) in value of accumulation unit(1)                         17.51%(2)
Number of accumulation units outstanding at end
 of period                                                                   2,031
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                             $11.716         $  11.785
Value at end of period                                                   $  11.716
Increase (decrease) in value of accumulation unit(1)                         (0.58)%(2)
Number of accumulation units outstanding at end
 of period                                                                     348
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                             $13.746         $  11.031
Value at end of period                                                   $  13.746
Increase (decrease) in value of accumulation unit(1)                         24.61%(4)
Number of accumulation units outstanding at end
 of period                                                                   7,728
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                             $10.552         $   8.944
Value at end of period                                                   $  10.552
Increase (decrease) in value of accumulation unit(1)                         17.98%(2)
Number of accumulation units outstanding at end
 of period                                                                   2,527
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                             $13.354         $  12.113
Value at end of period                                                   $  13.354
Increase (decrease) in value of accumulation unit(1)                         10.24%(3)
Number of accumulation units outstanding at end
 of period                                                                     369
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                             $13.166         $  10.962
Value at end of period                                                   $  13.166
Increase (decrease) in value of accumulation unit(1)                         20.11%(4)
Number of accumulation units outstanding at end
 of period                                                                     637

--------------------------------------------------------------------------------

                                                               1.30% Total Charges          1.40% Total Charges
                                                         -------------------------------   --------------------
                                                            1998             1997                  1998
                                                         ----------   ------------------   --------------------
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                              $13.679        $  11.961                $
Value at end of period                                                   $  13.679
Increase (decrease) in value of accumulation unit(1)                         14.36%(4)
Number of accumulation units outstanding at end
 of period                                                                   2,018
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                              $12.012        $  10.678
Value at end of period                                                   $  12.012
Increase (decrease) in value of accumulation unit(1)                         12.49%(4)
Number of accumulation units outstanding at end
 of period                                                                       5
OPPENHEIMER GLOBAL SECURITIES FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period                              $ 9.883        $  10.007
Value at end of period                                                   $   9.883
Increase (decrease) in value of accumulation unit(1)                         (1.25)%(5)
Number of accumulation units outstanding at end
 of period                                                                   3,595
PORTFOLIO PARTNERS MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period                              $ 8.677        $   8.848
Value at end of period                                                   $   8.677
Increase (decrease) in value of accumulation unit(1)                         (1.94)%(5)
Number of accumulation units outstanding at end
 of period                                                                   1,788
PORTFOLIO PARTNERS MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period                              $12.406        $  12.230
Value at end of period                                                   $  12.406
Increase (decrease) in value of accumulation unit(1)                          1.44%(5)
Number of accumulation units outstanding at end
 of period                                                                     237
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                              $11.456        $  11.314
Value at end of period                                                   $  11.456
Increase (decrease) in value of accumulation unit(1)                          1.25%(5)
Number of accumulation units outstanding at end
 of period                                                                     200
PORTFOLIO PARTNERS T. ROWE PRICE
GROWTH PORTFOLIO
Value at beginning of period                              $13.256        $  12.991
Value at end of period                                                   $  13.256
Increase (decrease) in value of accumulation unit(1)                          2.04%(5)
Number of accumulation units outstanding at end
 of period                                                                   1,649

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value.
(2) Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during April 1997.
(5) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                  TABLE VIII

     FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS SINCE 1996
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by ________________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                            1998            1997               1996
                                                         ----------   ----------------   ----------------
AETNA ASCENT VP
Value at beginning of period                             $13.502         $ 11.422
Value at end of period                                                   $ 13.502
Increase (decrease) in value of accumulation unit(1)                        18.20%(2)
Number of accumulation units outstanding at end
 of period                                                                  9,985
AETNA BALANCED VP, INC.
Value at beginning of period                             $13.107         $ 11.009
Value at end of period                                                   $ 13.107
Increase (decrease) in value of accumulation unit(1)                        19.05%(2)
Number of accumulation units outstanding at end
 of period                                                                  7,997
AETNA BOND VP
Value at beginning of period                             $11.166         $ 10.442
Value at end of period                                                   $ 11.166
Increase (decrease) in value of accumulation unit(1)                         6.94%(2)
Number of accumulation units outstanding at end
 of period                                                                  2,940
AETNA CROSSROADS VP
Value at beginning of period                             $12.864         $ 11.093
Value at end of period                                                   $ 12.864
Increase (decrease) in value of accumulation unit(1)                        15.96%(2)
Number of accumulation units outstanding at end
 of period                                                                 30,806
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA GROWTH AND INCOME VP
Value at beginning of period                             $14.624         $ 11.429           $ 10.000(3)
Value at end of period                                                   $ 14.624           $ 11.429
Increase (decrease) in value of accumulation unit(1)                        27.96%             14.29%(3)
Number of accumulation units outstanding at end
 of period                                                                 40,309                  5
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                             $14.397         $ 11.374
Value at end of period                                                   $ 14.397
Increase (decrease) in value of accumulation unit(1)                        26.58%(2)
Number of accumulation units outstanding at end
 of period                                                                  3,156
AETNA INDEX PLUS MID CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
AETNA LEGACY VP
Value at beginning of period                             $12.257         $ 10.835
Value at end of period                                                   $ 12.257
Increase (decrease) in value of accumulation unit(1)                        13.13%(4)
Number of accumulation units outstanding at end
 of period                                                                 14,983

--------------------------------------------------------------------------------

                                                            1998             1997                 1996
                                                         ----------   ------------------   ------------------
AETNA MONEY MARKET VP
Value at beginning of period                             $10.641         $  10.249
Value at end of period                                                   $  10.641
Increase (decrease) in value of accumulation unit(1)                          3.82%(2)
Number of accumulation units outstanding at end
 of period                                                                  13,868
AETNA SMALL COMPANY VP
Value at beginning of period                             $13.629         $  13.952
Value at end of period                                                   $ 13.629
Increase (decrease) in value of accumulation unit(1)                         (2.31)%(5)
Number of accumulation units outstanding at end
 of period                                                                      47
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                             $13.237         $  12.103
Value at end of period                                                   $  13.237
Increase (decrease) in value of accumulation unit(1)                          9.37%(6)
Number of accumulation units outstanding at end
 of period                                                                     795
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                             $12.877         $  10.955
Value at end of period                                                   $  12.877
Increase (decrease) in value of accumulation unit(1)                         17.54%(2)
Number of accumulation units outstanding at end
 of period                                                                   1,007
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                             $13.606         $  10.905
Value at end of period                                                   $  13.606
Increase (decrease) in value of accumulation unit(1)                         24.77%(2)
Number of accumulation units outstanding at end
 of period                                                                   9,207
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                             $12.560         $  10.537
Value at end of period                                                   $  12.560
Increase (decrease) in value of accumulation unit(1)                         19.20%(2)
Number of accumulation units outstanding at end
 of period                                                                   2,793
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                             $11.678         $  10.566
Value at end of period                                                   $  11.678
Increase (decrease) in value of accumulation unit(1)                         10.52%(2)
Number of accumulation units outstanding at end
 of period                                                                     107
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                             $13.701         $  11.436
Value at end of period                                                   $  13.701
Increase (decrease) in value of accumulation unit(1)                         19.81%(2)
Number of accumulation units outstanding at end
 of period                                                                   8,704
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                             $10.518         $   9.477            $  10.000(3)
Value at end of period                                                   $  10.518            $   9.477
Increase (decrease) in value of accumulation unit(1)                         10.99%               (5.23)%(3)
Number of accumulation units outstanding at end
 of period                                                                  12,648                    9
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                             $13.310         $  11.136
Value at end of period                                                   $  13.310
Increase (decrease) in value of accumulation unit(1)                         19.52%(2)
Number of accumulation units outstanding at end
 of period                                                                   2,801
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                             $11.960         $  10.955
Value at end of period                                                   $  11.960
Increase (decrease) in value of accumulation unit(1)                          9.18%(4)
Number of accumulation units outstanding at end
 of period                                                                     118
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                             $13.123         $  11.002
Value at end of period                                                   $  13.123
Increase (decrease) in value of accumulation unit(1)                         19.27%(2)
Number of accumulation units outstanding at end
 of period                                                                   5,724

--------------------------------------------------------------------------------

                                                            1998             1997           1996
                                                         ----------   ------------------   -----
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                              $13.634        $  11.483
Value at end of period                                                   $  13.634
Increase (decrease) in value of accumulation unit(1)                         18.73%(2)
Number of accumulation units outstanding at end
 of period                                                                  16,828
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                              $11.973        $  11.712
Value at end of period                                                   $  11.973
Increase (decrease) in value of accumulation unit(1)                          2.23%(2)
Number of accumulation units outstanding at end
 of period                                                                     627
OPPENHEIMER GLOBAL SECURITIES FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
OPPENHEIMER STRATEGIC BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end
 of period
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period                              $ 9.850        $   9.976
Value at end of period                                                   $   9.850
Increase (decrease) in value of accumulation unit(1)                         (1.26)%(7)
Number of accumulation units outstanding at end
 of period                                                                   2,413
PORTFOLIO PARTNERS MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period                              $ 8.649        $   8.821
Value at end of period                                                   $   8.649
Increase (decrease) in value of accumulation unit(1)                         (1.95)%(7)
Number of accumulation units outstanding at end
 of period                                                                     442
PORTFOLIO PARTNERS MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period                              $12.365        $  12.192
Value at end of period                                                   $  12.365
Increase (decrease) in value of accumulation unit(1)                          1.42%(7)
Number of accumulation units outstanding at end
 of period                                                                      80
PORTFOLIO PARTNERS SCUDDER
INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                              $11.418        $  11.279
Value at end of period                                                   $  11.418
Increase (decrease) in value of accumulation unit(1)                          1.23%(7)
Number of accumulation units outstanding at end
 of period                                                                   2,665
PORTFOLIO PARTNERS T. ROWE PRICE
GROWTH PORTFOLIO
Value at beginning of period                              $13.212        $  12.951
Value at end of period                                                   $  13.212
Increase (decrease) in value of accumulation unit(1)                          2.02%(7)
Number of accumulation units outstanding at end
 of period                                                                   3,802

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value.
(2) Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
(3) Reflects less than a full year of performance activity. The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during April 1997.
(5) Reflects less than a full year of performance activity. Funds were first received in this option during September 1997.
(6) Reflects less than a full year of performance activity. Funds were first received in this option during July 1997.
(7) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE IX

    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by ______________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                    1998            1997                1996               1995
                                 ---------- -------------------- ----------------- -------------------
AETNA ASCENT VP
Value at beginning of period     $15.422        $    13.025        $     10.673       $     10.000(2)
Value at end of period                          $    15.422        $     13.025       $     10.673
Increase (decrease) in value of
 accumulation unit(1)                                 18.40%              22.04%              6.73%
Number of accumulation units
 outstanding at end of period                     3,543,367           1,314,997            393,053
AETNA BALANCED VP
Value at beginning of period     $18.811        $    15.551        $     13.673       $     10.868
Value at end of period                          $    18.811        $     15.551       $     13.673
Increase (decrease) in value of
 accumulation unit(1)                                 20.96%              13.73%             25.81%
Number of accumulation units
 outstanding at end of period                    34,194,804          36,147,028         38,152,395
AETNA BOND VP
Value at beginning of period     $13.238        $    12.377        $     12.098       $     10.360
Value at end of period                          $    13.238        $     12.377       $     12.098
Increase (decrease) in value of
 accumulation unit(1)                                  6.96%               2.30%             16.78%
Number of accumulation units
 outstanding at end of period                    18,047,780          20,036,622         21,379,976
AETNA CROSSROADS VP
Value at beginning of period     $14.456        $    12.450        $     10.612       $     10.000(2)
Value at end of period                          $    14.456        $     12.450       $     10.612
Increase (decrease) in value of
 accumulation unit(1)                                 16.11%              17.32%              6.12%
Number of accumulation units
 outstanding at end of period                     2,469,082             918,336            294,673
AETNA GROWTH VP
Value at beginning of period     $13.173        $    11.635
Value at end of period                          $    13.173
Increase (decrease) in value of
 accumulation unit(1)                                 13.22%(6)
Number of accumulation units
 outstanding at end of period                        41,928
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $22.194        $    17.302        $     14.077       $     10.778
Value at end of period                          $    22.194        $     17.302       $     14.077
Increase (decrease) in value of
 accumulation unit(1)                                 28.28%              22.91%             30.61%
Number of accumulation units
 outstanding at end of period                   177,627,474         185,328,132        188,964,022
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $14.444        $    10.924        $     10.000(8)
Value at end of period                          $    14.444        $     10.924
Increase (decrease) in value of
 accumulation unit(1)                                 32.23%               9.24%
Number of accumulation units
 outstanding at end of period                     4,796,644             879,588



                                        1994            1993            1992            1991           1990            1989
                                 ----------------- -------------- ---------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP
Value at beginning of period       $     11.057     $     10.189     $  12.736      $     10.896   $     10.437    $   10.000(4)
Value at end of period             $     10.868     $     11.057     $  10.189(3)   $     12.736   $     10.896    $   10.437
Increase (decrease) in value of
 accumulation unit(1)                     (1.71)%           8.52%             (3)          16.89%          4.40%         4.37%
Number of accumulation units
 outstanding at end of period        23,139,604       11,368,365        11,508        22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period       $     10.905     $     10.068     $  36.789      $     31.192   $     28.943    $   25.574
Value at end of period             $     10.360     $     10.905     $  10.068(5)   $     36.789   $     31.192    $   28.943
Increase (decrease) in value of
 accumulation unit(1)                     (5.00)%           8.31%             (5)          17.94%          7.77%        13.17%
Number of accumulation units
 outstanding at end of period        11,713,354        4,084,142         3,870         7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $     11.020     $     10.454     $  97.165      $     77.845   $     76.311    $   59.871
Value at end of period             $     10.778     $     11.020     $  10.454(7)   $     97.165   $     77.845    $   76.311
Increase (decrease) in value of
 accumulation unit(1)                     (2.20)%           5.41%             (7)          24.82%          2.01%        27.46%
Number of accumulation units
 outstanding at end of period       114,733,035       44,166,470        21,250        20,948,226     18,362,906    17,142,820
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                    1998           1997             1996              1995
                                 ---------- ------------------ -------------- -------------------
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period     $13.491       $   11.930       $     10.580      $   10.000(2)
Value at end of period                         $   13.491       $     11.930      $   10.580
Increase (decrease) in value of
 accumulation unit(1)                               13.08%             12.76%           5.80%
Number of accumulation units
 outstanding at end of period                   1,624,842            513,590         143,637
AETNA MONEY MARKET VP
Value at beginning of period     $11.951       $   11.473       $     11.026      $   10.528
Value at end of period                         $   11.951       $     11.473      $   11.026
Increase (decrease) in value of
 accumulation unit(1)                                4.16%              4.05%           4.73%
Number of accumulation units
 outstanding at end of period                  12,191,085         13,898,826      12,999,680
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period     $13.654       $   12.299
Value at end of period                         $   13.654
Increase (decrease) in value of
 accumulation unit(1)                               11.02%(10)
Number of accumulation units
 outstanding at end of period                     253,548
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period     $13.261       $   12.913
Value at end of period                         $   13.261
Increase (decrease) in value of
 accumulation unit(1)                                2.69%(11)
Number of accumulation units
 outstanding at end of period                     100,928
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period     $17.840       $   15.044       $     13.527      $   10.554
Value at end of period                         $   17.840       $     15.044      $   13.527
Increase (decrease) in value of
 accumulation unit(1)                               18.59%             11.22%          28.17%
Number of accumulation units
 outstanding at end of period                   1,499,989          1,313,324         966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period     $15.837       $   12.518       $     11.092      $   10.000(2)
Value at end of period                         $   15.837       $     12.518      $   11.092
Increase (decrease) in value of
 accumulation unit(1)                               26.52%             12.86%          10.92%
Number of accumulation units
 outstanding at end of period                   7,111,490          5,007,706       1,660,304



                                      1994           1993            1992             1991          1990           1989
                                 -------------- ------------- ------------------ ------------- -------------- -------------
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period       $   10.241    $    10.048      $  33.812       $    32.138   $     30.012   $    27.783
Value at end of period             $   10.528    $    10.241      $  10.048(9)    $    33.812   $     32.138   $    30.012
Increase (decrease) in value of
 accumulation unit(1)                    2.80%          1.92%              (9)           5.21%          7.08%         8.02%
Number of accumulation units
 outstanding at end of period       7,673,528      2,766,044            825         8,430,082     10,220,110     8,286,033
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period       $   11.036    $    10.278      $  10.000(12)
Value at end of period             $   10.554    $    11.036      $  10.278
Increase (decrease) in value of
 accumulation unit(1)                   (4.37)%         7.37%          2.78%
Number of accumulation units
 outstanding at end of period         521,141        144,168          2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                    1998         1997           1996            1995
                                 ---------- -------------- ------------- -----------------
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period     $13.904     $     11.402   $    10.066     $  10.000(2)
Value at end of period                       $     13.904   $    11.402     $  10.066
Increase (decrease) in value of
 accumulation unit(1)                               21.95%        13.27%         0.66%
Number of accumulation units
 outstanding at end of period                   6,586,698     5,171,098     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period     $12.269     $     11.137   $     9.961     $  10.000(2)
Value at end of period                       $     12.269   $    11.137     $   9.961
Increase (decrease) in value of
 accumulation unit(1)                               10.17%        11.80%        (0.39)%
Number of accumulation units
 outstanding at end of period                     718,565       487,709       196,090
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period     $15.270     $     12.455   $    10.397     $  10.000(2)
Value at end of period                       $     15.270   $    12.455     $  10.397
Increase (decrease) in value of
 accumulation unit(1)                               22.60%        19.79%         3.97%
Number of accumulation units
 outstanding at end of period                  11,399,666     6,812,870     2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $15.801     $     14.202   $    13.322     $  10.581
Value at end of period                       $     15.801   $    14.202     $  13.322
Increase (decrease) in value of
 accumulation unit(1)                               11.26%         6.60%        25.91%
Number of accumulation units
 outstanding at end of period                   9,271,525     8,835,470     4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $15.012     $     12.449   $    10.850     $  10.000(2)
Value at end of period                       $     15.012   $    12.449     $  10.850
Increase (decrease) in value of
 accumulation unit(1)                               20.58%        14.73%         8.50%
Number of accumulation units
 outstanding at end of period                   1,911,789       996,510        93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $14.373     $     13.022   $    12.077     $   9.873
Value at end of period                       $     14.373   $    13.022     $  12.077
Increase (decrease) in value of
 accumulation unit(1)                               10.37%         7.83%        22.33%
Number of accumulation units
 outstanding at end of period                     934,053       619,287       315,361
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $15.414     $     12.716   $    10.870     $  10.000(2)
Value at end of period                       $     15.414   $    12.716     $  10.870
Increase (decrease) in value of
 accumulation unit(1)                               21.22%        16.98%         8.70%
Number of accumulation units
 outstanding at end of period                   3,100,436     2,018,527       259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $15.720     $     13.860   $    10.877     $  10.000(2)
Value at end of period                       $     16.720   $    13.860     $  10.877
Increase (decrease) in value of
 accumulation unit(1)                               20.64%        27.43%         8.77%
Number of accumulation units
 outstanding at end of period                  17,194,687     8,715,825     1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period     $15.541     $     14.686   $    11.720     $  10.154
Value at end of period                       $     15.541   $    14.686     $  11.720
Increase (decrease) in value of
 accumulation unit(1)                                5.82%        25.31%        15.42%
Number of accumulation units
 outstanding at end of period                   1,786,409       966,482       711,892



                                        1994            1993            1992         1991   1990   1989
                                 ------------------ ------------ ------------------ ------ ------ -----
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $  10.000(13)
Value at end of period               $  10.581
Increase (decrease) in value of
 accumulation unit(1)                     5.81%
Number of accumulation units
 outstanding at end of period          753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $  10.000(13)
Value at end of period               $   9.873
Increase (decrease) in value of
 accumulation unit(1)                    (1.27)%
Number of accumulation units
 outstanding at end of period           28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $  10.877       $   9.832       $  10.000(12)
Value at end of period               $  10.154       $  10.877       $   9.832
Increase (decrease) in value of
 accumulation unit(1)                    (6.65)%         10.63%          (1.68)%
Number of accumulation units
 outstanding at end of period          703,676         135,614             561

--------------------------------------------------------------------------------

                                    1998               1997            1996   1995   1994   1993   1992   1991   1990   1989
                                 ---------- ------------------------- ------ ------ ------ ------ ------ ------ ------ -----
OPPENHEIMER GLOBAL
SECURITIES FUND
Value at beginning of period     $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period     $14.927           $  15.114
Value at end of period                             $  14.927
Increase (decrease) in value of
 accumulation unit(1)                                  (1.24)%(14)
Number of accumulation units
 outstanding at end of period                      16,549,322
PORTFOLIO PARTNERS
MFS RESEARCH
PORTFOLIO
Value at beginning of period     $13.795           $  14.067
Value at end of period                             $  13.795
Increase (decrease) in value of
 accumulation unit(1)                                  (1.93)%(14)
Number of accumulation units
 outstanding at end of period                      11,539,850
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period     $19.291           $  19.016
Value at end of period                             $  19.291
Increase (decrease) in value of
 accumulation unit(1)                                   1.45%(14)
Number of accumulation units
 outstanding at end of period                      2,879,845
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period     $16.986           $  16.776
Value at end of period                             $  16.986
Increase (decrease) in value of
 accumulation unit(1)                                   1.25%(14)
Number of accumulation units
 outstanding at end of period                      6,242,299
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period     $14.400           $  14.112
Value at end of period                             $  14.400
Increase (decrease) in value of
 accumulation unit(1)                                   2.04%(14)
Number of accumulation units
 outstanding at end of period                      8,296,964

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value. These figures do not reflect the early withdrawal charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 1.89%.

 (4) Reflects less than a full year of performance activity. The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.
 (5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 0.68%.
 (6) Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.
 (7) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 4.54%.
 (8) Reflects less than a full year of performance activity. The initial accumulation unit value was established at $10.000 during August 1996, when the Portfolio became available under the contract.
 (9) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 0.48%.
(10) Reflects less than a full year of performance activity. Funds were first received in this option during July 1997.
(11) Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.
(12) Reflects less than a full year of performance activity. The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the Fund/Portfolio became available under the contract.
(13) Reflects less than a full year of performance activity. The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(14) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE X

                    FOR MULTIPLE OPTION CONTRACTS ISSUED TO
                    SAN BERNARDINO COUNTY AND MACOMB COUNTY
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by ____________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                    1998            1997              1996          1995
                                 ---------- -------------------- ------------- -------------
AETNA ASCENT VP
Value at beginning of period      $ 15.422      $   13.291
Value at end of period                          $   15.422
Increase (decrease) in value of
 accumulation unit(1)                                16.04%(2)
Number of accumulation units
 outstanding at end of period                          380
AETNA BALANCED VP, INC.
Value at beginning of period      $ 24.700      $   20.419        $    17.954   $    14.270
Value at end of period                          $   24.700        $    20.419   $    17.954
Increase (decrease) in value of
 accumulation unit(1)                                20.96%             13.73%        25.82%
Number of accumulation units
 outstanding at end of period                    2,160,305          2,716,641     9,193,181
AETNA BOND VP
Value at beginning of period      $ 51.330      $   47.992        $    46.913   $    40.173
Value at end of period                          $   51.330        $    47.992   $    46.913
Increase (decrease) in value of
 accumulation unit(1)                                 6.96%              2.30%        16.78%
Number of accumulation units
 outstanding at end of period                      959,336            835,724     2,377,622
AETNA CROSSROADS VP
Value at beginning of period      $ 14.456      $   12.577
Value at end of period                          $   14.456
Increase (decrease) in value of
 accumulation unit(1)                                14.94%(2)
Number of accumulation units
 outstanding at end of period                          873
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period      $217.359      $  169.448        $   137.869   $   105.558
Value at end of period                          $  217.359        $   169.448   $   137.869
Increase (decrease) in value of
 accumulation unit(1)                                28.27%             22.91%        30.61%
Number of accumulation units
 outstanding at end of period                    1,826,355          2,071,139     6,364,000
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period      $ 14.444      $   14.493
Value at end of period                          $   14.444
Increase (decrease) in value of
 accumulation unit(1)                                (0.34)%(2)
Number of accumulation units
 outstanding at end of period                       17,771
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period



                                        1994            1993           1992           1991           1990            1989
                                 ----------------- -------------- -------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period        $    14.519     $     13.379   $     12.736   $     10.896   $     10.437    $   10.000(3)
Value at end of period              $    14.270     $     14.519   $     13.379   $     12.736   $     10.896    $   10.437
Increase (decrease) in value of
 accumulation unit(1)                     (1.71)%           8.52%          5.05%         16.89%          4.40%         4.37%
Number of accumulation units
 outstanding at end of period        21,990,186       30,784,750     34,802,433     22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period        $    42.283     $     39.038   $     36.789   $     31.192   $     28.943    $   25.574
Value at end of period              $    40.173     $     42.283   $     39.038   $     36.789   $     31.192    $   28.943
Increase (decrease) in value of
 accumulation unit(1)                     (4.99)%           8.31%          6.11%         17.94%          7.77%        13.17%
Number of accumulation units
 outstanding at end of period         5,108,720        8,210,666      8,507,292      7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $   107.925     $    102.383   $     97.165   $     77.845   $     76.311    $   59.871
Value at end of period              $   105.558     $    107.925   $    102.383   $     97.165   $     77.845    $   76.311
Increase (decrease) in value of
 accumulation unit(1)                     (2.19)%           5.41%          5.37%         24.82%          2.01%        27.46%
Number of accumulation units
 outstanding at end of period        13,966,072       21,148,863     24,201,565     20,948,226     18,362,906    17,142,820
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                    1998            1997              1996           1995
                                 ---------- -------------------- ------------- ----------------
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period     $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period     $13.491         $  12.296
Value at end of period                           $  13.491
Increase (decrease) in value of
 accumulation unit(1)                                 9.72%(4)
Number of accumulation units
 outstanding at end of period                        2,279
AETNA MONEY MARKET VP
Value at beginning of period     $41.174         $  39.528        $    37.988     $  36.271
Value at end of period                           $  41.174        $    39.528     $  37.988
Increase (decrease) in value of
 accumulation unit(1)                                 4.16%              4.05%         4.73%
Number of accumulation units
 outstanding at end of period                      455,502            597,656     1,836,260
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period     $23.675         $  19.965        $    17.951     $  13.990
Value at end of period                           $  23.675        $    19.965     $  17.951
Increase (decrease) in value of
 accumulation unit(1)                                 8.59%             11.22%        28.31%
Number of accumulation units
 outstanding at end of period                      929,282            898,279       856,361
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period     $16.587         $  13.110        $    11.617     $  10.000(6)
Value at end of period                           $  16.587        $    13.110     $  11.617
Increase (decrease) in value of
 accumulation unit(1)                                26.52%             12.86%        16.17%
Number of accumulation units
 outstanding at end of period                    2,139,178          1,454,755       628,582
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period     $14.087         $  11.843
Value at end of period                           $  14.087
Increase (decrease) in value of
 accumulation unit(1)                                18.95%(7)
Number of accumulation units
 outstanding at end of period                           29
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period     $12.560         $  11.400        $    10.197     $  10.000(8)
Value at end of period                           $  12.560        $    11.400     $  10.197
Increase (decrease) in value of
 accumulation unit(1)                                10.18%             11.80%         1.97%
Number of accumulation units
 outstanding at end of period                            0                  0         1,302
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period     $17.276         $  14.092        $    11.763     $  10.000(6)
Value at end of period                           $  17.276        $    14.092     $  11.763
Increase (decrease) in value of
 accumulation unit(1)                                22.59%             19.79%        17.63%
Number of accumulation units
 outstanding at end of period                    2,706,862          1,522,169       525,476
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $18.174         $  16.334        $    15.323     $  12.169
Value at end of period                           $  18.174        $    16.334     $  15.323
Increase (decrease) in value of
 accumulation unit(1)                                11.26%              6.60%        25.91%
Number of accumulation units
 outstanding at end of period                    1,939,607          1,893,718     1,280,953



                                       1994            1993          1992          1991          1990            1989
                                 ---------------- ------------- ------------- ------------- -------------- ----------------
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period        $  35.282      $    34.619   $    33.812   $    32.138   $     30.012     $  27.783
Value at end of period              $  36.271      $    35.282   $    34.619   $    33.812   $     32.138     $  30.012
Increase (decrease) in value of
 accumulation unit(1)                    2.80%            1.92%         2.39%         5.21%          7.08%         8.02%
Number of accumulation units
 outstanding at end of period       3,679,802        5,086,515     7,534,662     8,430,082     10,220,110     8,286,033
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $  14.640      $    13.726   $    12.913   $    11.233   $     10.568     $  10.000(5)
Value at end of period              $  13.990      $    14.640   $    13.726   $    12.913   $     11.233     $  10.568
Increase (decrease) in value of
 accumulation unit(1)                   (4.44)%           6.66%         6.30%        14.96%          6.29%         5.68%
Number of accumulation units
 outstanding at end of period         743,464          705,415       503,006       355,851        148,576        20,710
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period        $  10.000(9)
Value at end of period              $  12.169
Increase (decrease) in value of
 accumulation unit(1)                   21.69%
Number of accumulation units
 outstanding at end of period         393,553

--------------------------------------------------------------------------------

                                    1998              1997               1996           1995
                                 ---------- ----------------------- ------------- ----------------
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $15.016         $   12.453          $    10.853     $  10.000(8)
Value at end of period                           $   15.016          $    12.453     $  10.853
Increase (decrease) in value of
 accumulation unit(1)                                 20.58%               14.73%         8.53%
Number of accumulation units
 outstanding at end of period                         7,873                  231           161
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $14.430         $   13.074          $    12.124     $   9.911
Value at end of period                           $   14.430          $    13.074     $  12.124
Increase (decrease) in value of
 accumulation unit(1)                                 10.37%                7.83%        22.33%
Number of accumulation units
 outstanding at end of period                         5,211                3,761         3,345
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $16.816         $   13.872          $    11.859     $  10.000(8)
Value at end of period                           $   16.816          $    13.872     $  11.859
Increase (decrease) in value of
 accumulation unit(1)                                 21.22%               16.98%        18.59%
Number of accumulation units
 outstanding at end of period                     1,109,942              663,945       109,717
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $18.690         $   15.493          $    12.158     $  10.000(8)
Value at end of period                           $   18.690          $    15.493     $  12.158
Increase (decrease) in value of
 accumulation unit(1)                                 20.64%               27.43%        21.58%
Number of accumulation units
 outstanding at end of period                     3,873,511            2,090,908       314,653
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period     $14.403         $   13.611          $    10.862     $   9.412
Value at end of period                           $   14.403          $    13.611     $  10.862
Increase (decrease) in value of
 accumulation unit(1)                                  5.82%               25.31%        15.41%
Number of accumulation units
 outstanding at end of period                       650,486              587,248       530,562
OPPENHEIMER GLOBAL
SECURITIES FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period     $15.046         $   15.236
Value at end of period                           $   15.046
Increase (decrease) in value of
 accumulation unit(1)                                 (1.24)%(11)
Number of accumulation units
 outstanding at end of period                     2,707,904
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period     $12.195         $   12.195
Value at end of period                           $   11.960
Increase (decrease) in value of
 accumulation unit(1)                                 (1.93)%(11)
Number of accumulation units
 outstanding at end of period                       232,418



                                        1994            1993         1992         1991          1990            1989
                                 ------------------ ------------ ----------- ------------- -------------- ----------------
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $  10.000(10)
Value at end of period               $   9.911
Increase (decrease) in value of
 accumulation unit(1)                    (0.89)%
Number of accumulation units
 outstanding at end of period            1,555
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $  10.071       $   9.193    $   9.018    $   9.608     $   11.441      $  10.000(5)
Value at end of period               $   9.412       $  10.071    $   9.193    $   9.018     $    9.608      $  11.441
Increase (decrease) in value of
 accumulation unit(1)                    (6.54)%          9.55%        1.94%       (6.14)%       (16.02)%        14.41%
Number of accumulation units
 outstanding at end of period          533,016         341,771      198,338      144,139         75,052         11,481
OPPENHEIMER GLOBAL
SECURITIES FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                    1998             1997           1996   1995   1994   1993   1992   1991   1990   1989
                                 ---------- ---------------------- ------ ------ ------ ------ ------ ------ ------ -----
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period     $23.106          $ 23.106
Value at end of period                            $ 23.440
Increase (decrease) in value of
 accumulation unit(1)                                 1.45%(11)
Number of accumulation units
 outstanding at end of period                     2,018,219
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period     $17.709          $ 17.490
Value at end of period                            $ 17.709
Increase (decrease) in value of
 accumulation unit(1)                                 1.25%(11)
Number of accumulation units
 outstanding at end of period                     3,237,710
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period     $16.608          $ 16.276
Value at end of period                            $ 16.608
Increase (decrease) in value of
 accumulation unit(1)                                 2.04%(11)
Number of accumulation units
 outstanding at end of period                     1,317,058

-----------------
 (1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value. These figures do not reflect the early withdrawal charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
 (2) Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.
 (3) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.
 (4) Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.
 (5) The initial accumulation unit value was established at $10.000 on May 31, 1989, the date on which the Fund/Portfolio became available under the contract.
 (6) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
 (7) Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
 (8) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
 (9) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.
(10) The initial accumulation unit value was established at $10.000 during November 1994, when funds were first received in this option.
(11) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE XI

    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997) (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by ____________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                                 1998              1997
                                                              ----------   --------------------
AETNA ASCENT VP
Value at beginning of period                                  $15.394           $ 13.020
Value at end of period                                                          $ 15.394
Increase (decrease) in value of accumulation unit(1)                               18.24%(2)
Number of accumulation units outstanding at end of period                         29,840
AETNA BALANCED VP
Value at beginning of period                                  $18.776           $ 15.674
Value at end of period                                                          $ 18.776
Increase (decrease) in value of accumulation unit(1)                               19.79%(2)
Number of accumulation units outstanding at end of period                        478,177
AETNA BOND VP
Value at beginning of period                                  $13.213           $ 12.302
Value at end of period                                                          $ 13.213
Increase (decrease) in value of accumulation unit(1)                                7.41%(2)
Number of accumulation units outstanding at end of period                        215,650
AETNA CROSSROADS VP
Value at beginning of period                                  $14.430           $ 12.449
Value at end of period                                                          $ 14.430
Increase (decrease) in value of accumulation unit(1)                               15.91%(2)
Number of accumulation units outstanding at end of period                         26,483
AETNA GROWTH VP(10)
Value at beginning of period                                  $13.149           $ 12.739
Value at end of period                                                          $ 13.149
Increase (decrease) in value of accumulation unit(1)                                3.22%(3)
Number of accumulation units outstanding at end of period                          3,326
AETNA GROWTH AND INCOME VP
Value at beginning of period                                  $22.153           $ 17.861
Value at end of period                                                          $ 22.153
Increase (decrease) in value of accumulation unit(1)                               24.03%(2)
Number of accumulation units outstanding at end of period                       1,699,982
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                  $14.418           $ 11.345
Value at end of period                                                          $ 14.418
Increase (decrease) in value of accumulation unit(1)                               27.09%(2)
Number of accumulation units outstanding at end of period                         27,945
AETNA INDEX PLUS MID CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
AETNA LEGACY VP
Value at beginning of period                                  $13.467           $ 11.873
Value at end of period                                                          $ 13.467
Increase (decrease) in value of accumulation unit(1)                               13.42%(2)
Number of accumulation units outstanding at end of period                         14,817

--------------------------------------------------------------------------------

                                                                 1998             1997
                                                              ----------   -----------------
AETNA MONEY MARKET VP
Value at beginning of period                                  $11.929          $ 11.592
Value at end of period                                                         $ 11.929
Increase (decrease) in value of accumulation unit(1)                               2.91%(2)
Number of accumulation units outstanding at end of period                       176,703
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
AETNA SMALL COMPANY VP
Value at beginning of period                                  $13.629          $ 13.629
Value at end of period                                                         $ 13.629
Increase (decrease) in value of accumulation unit(1)                               0.00%(3)
Number of accumulation units outstanding at end of period                            82
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                  $13.237          $ 13.237
Value at end of period                                                         $ 13.237
Increase (decrease) in value of accumulation unit(1)                               0.00%(3)
Number of accumulation units outstanding at end of period                            84
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                  $17.808          $ 14.934
Value at end of period                                                         $ 17.808
Increase (decrease) in value of accumulation unit(1)                              19.24%(2)
Number of accumulation units outstanding at end of period                        20,521
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                  $15.808          $ 12.711
Value at end of period                                                         $ 15.808
Increase (decrease) in value of accumulation unit(1)                              24.37%(2)
Number of accumulation units outstanding at end of period                       117,588
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                  $13.879          $ 11.373
Value at end of period                                                         $ 13.879
Increase (decrease) in value of accumulation unit(1)                              22.03%(2)
Number of accumulation units outstanding at end of period                       104,982
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                  $12.247          $ 11.253
Value at end of period                                                         $ 12.247
Increase (decrease) in value of accumulation unit(1)                               8.83%(2)
Number of accumulation units outstanding at end of period                         8,098
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                  $15.242          $ 12.388
Value at end of period                                                         $ 15.242
Increase (decrease) in value of accumulation unit(1)                              23.04%(2)
Number of accumulation units outstanding at end of period                       146,381
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                  $15.773          $ 12.594
Value at end of period                                                         $ 15.773
Increase (decrease) in value of accumulation unit(1)                              25.24%(2)
Number of accumulation units outstanding at end of period                        85,304
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                  $14.984          $ 12.760
Value at end of period                                                         $ 14.984
Increase (decrease) in value of accumulation unit(1)                              17.43%(2)
Number of accumulation units outstanding at end of period                        19,967
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                  $14.347          $ 13.025
Value at end of period                                                         $ 14.347
Increase (decrease) in value of accumulation unit(1)                              10.15%(2)
Number of accumulation units outstanding at end of period                         8,189
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                  $15.386          $ 12.975
Value at end of period                                                         $ 15.386
Increase (decrease) in value of accumulation unit(1)                              18.58%(2)
Number of accumulation units outstanding at end of period                        53,182
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                  $16.689          $ 14.439
Value at end of period                                                         $ 16.689
Increase (decrease) in value of accumulation unit(1)                              15.59%(2)
Number of accumulation units outstanding at end of period                       168,191
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                  $15.512          $ 13.756
Value at end of period                                                         $ 15.512
Increase (decrease) in value of accumulation unit(1)                              12.77%(2)
Number of accumulation units outstanding at end of period                        26,426



100
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                  Condensed Financial Information (continued)
--------------------------------------------------------------------------------

                                                                 1998             1997
                                                              ----------   ------------------
OPPENHEIMER GLOBAL SECURITIES FUND
Value at beginning of period                                  $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
OPPENHEIMER STRATEGIC BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                  $14.899         $  15.090
Value at end of period                                                        $  14.899
Increase (decrease) in value of accumulation unit(1)                              (1.26)%(4)
Number of accumulation units outstanding at end of period                       131,565
PORTFOLIO PARTNERS MFS RESEARCH PORTFOLIO
Value at beginning of period                                  $13.770         $  14.044
Value at end of period                                                        $  13.770
Increase (decrease) in value of accumulation unit(1)                              (1.95)%(4)
Number of accumulation units outstanding at end of period                       149,523
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                  $19.256         $  18.985
Value at end of period                                                        $  19.256
Increase (decrease) in value of accumulation unit(1)                               1.42%(4)
Number of accumulation units outstanding at end of period                        25,830
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                  $16.955         $  16.749
Value at end of period                                                        $  16.955
Increase (decrease) in value of accumulation unit(1)                               1.23%(4)
Number of accumulation units outstanding at end of period                        48,385
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                  $14.374         $  14.090
Value at end of period                                                        $  14.374
Increase (decrease) in value of accumulation unit(1)                               2.02%(4)
Number of accumulation units outstanding at end of period                        79,799

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value. These figures do not reflect the early withdrawal charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. Funds were first received in this option during April 1997.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE XII

       FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS
                        AND DEFERRED COMPENSATION PLANS
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by ____________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                                 1998              1997
                                                              ----------   --------------------
AETNA ASCENT VP
Value at beginning of period                                  $15.453           $ 13.971
Value at end of period                                                          $ 15.453
Increase (decrease) in value of accumulation unit(1)                               10.61%(2)
Number of accumulation units outstanding at end of period                         10,257
AETNA BALANCED VP
Value at beginning of period                                  $18.837           $ 16.739
Value at end of period                                                          $ 18.837
Increase (decrease) in value of accumulation unit(1)                               12.53%(2)
Number of accumulation units outstanding at end of period                        454,232
AETNA BOND VP
Value at beginning of period                                  $13.249           $ 12.629
Value at end of period                                                          $ 13.249
Increase (decrease) in value of accumulation unit(1)                                4.91%(2)
Number of accumulation units outstanding at end of period                        453,723
AETNA CROSSROADS VP
Value at beginning of period                                  $14.485           $ 13.199
Value at end of period                                                          $ 14.485
Increase (decrease) in value of accumulation unit(1)                                9.74%(2)
Number of accumulation units outstanding at end of period                         50,297
AETNA GROWTH VP
Value at beginning of period                                  $13.173           $ 12.615
Value at end of period                                                          $ 13.173
Increase (decrease) in value of accumulation unit(1)                                4.42%(3)
Number of accumulation units outstanding at end of period                          1,565
AETNA GROWTH AND INCOME VP
Value at beginning of period                                  $22.226           $ 19.673
Value at end of period                                                          $ 22.226
Increase (decrease) in value of accumulation unit(1)                               12.97%(2)
Number of accumulation units outstanding at end of period                       6,093,102
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                  $14.452           $ 12.748
Value at end of period                                                          $ 14.452
Increase (decrease) in value of accumulation unit(1)                               13.37%(2)
Number of accumulation units outstanding at end of period                         13,748
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
AETNA LEGACY VP
Value at beginning of period                                  $13.518           $ 12.496
Value at end of period                                                          $ 13.518
Increase (decrease) in value of accumulation unit(1)                                8.18%(2)
Number of accumulation units outstanding at end of period                         16,060
AETNA MONEY MARKET VP
Value at beginning of period                                  $11.951           $ 11.674
Value at end of period                                                          $ 11.951
Increase (decrease) in value of accumulation unit(1)                                2.37%(2)
Number of accumulation units outstanding at end of period                        591,901
AETNA SMALL COMPANY VP
Value at beginning of period                                  $13.654           $ 13.092
Value at end of period                                                          $ 13.654
Increase (decrease) in value of accumulation unit(1)                                4.29%(3)
Number of accumulation units outstanding at end of period                          1,779

--------------------------------------------------------------------------------

                                                                 1998             1997
                                                              ----------   ------------------
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                  $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                  $17.840         $  16.178
Value at end of period                                                        $  17.840
Increase (decrease) in value of accumulation unit(1)                              10.27%(2)
Number of accumulation units outstanding at end of period                         3,576
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                  $15.837         $  14.065
Value at end of period                                                        $  15.837
Increase (decrease) in value of accumulation unit(1)                              12.60%(2)
Number of accumulation units outstanding at end of period                        49,884
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                  $13.904         $  12.498
Value at end of period                                                        $  13.904
Increase (decrease) in value of accumulation unit(1)                              11.26%(2)
Number of accumulation units outstanding at end of period                        31,477
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                  $12.269         $  12.518
Value at end of period                                                        $  12.269
Increase (decrease) in value of accumulation unit(1)                              (1.99)%(2)
Number of accumulation units outstanding at end of period                         1,206
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                  $15.270         $  13.443
Value at end of period                                                        $  15.270
Increase (decrease) in value of accumulation unit(1)                              13.59%(2)
Number of accumulation units outstanding at end of period                        29,365
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                  $15.801         $  14.156
Value at end of period                                                        $  15.801
Increase (decrease) in value of accumulation unit(1)                              11.62%(2)
Number of accumulation units outstanding at end of period                        26,177
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                  $15.012         $  13.573
Value at end of period                                                        $  15.012
Increase (decrease) in value of accumulation unit(1)                              10.60%(2)
Number of accumulation units outstanding at end of period                         8,663
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                  $14.373         $  13.448
Value at end of period                                                        $  14.373
Increase (decrease) in value of accumulation unit(1)                               6.88%(2)
Number of accumulation units outstanding at end of period                           323
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                  $15.414         $  13.985
Value at end of period                                                        $  15.414
Increase (decrease) in value of accumulation unit(1)                              10.22%(2)
Number of accumulation units outstanding at end of period                         6,389
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                  $16.720         $  15.828
Value at end of period                                                        $  16.720
Increase (decrease) in value of accumulation unit(1)                               5.64%(2)
Number of accumulation units outstanding at end of period                        63,534
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                  $15.541         $  15.221
Value at end of period                                                        $  15.541
Increase (decrease) in value of accumulation unit(1)                               2.10%(2)
Number of accumulation units outstanding at end of period                         8,053
OPPENHEIMER GLOBAL SECURITIES FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                  $14.927         $  15.114
Value at end of period                                                        $  14.927
Increase (decrease) in value of accumulation unit(1)                              (1.24)%(4)
Number of accumulation units outstanding at end of period                        56,819
PORTFOLIO PARTNERS MFS RESEARCH PORTFOLIO
Value at beginning of period                                  $13.795         $  14.067
Value at end of period                                                        $  13.795
Increase (decrease) in value of accumulation unit(1)                              (1.93)%(4)
Number of accumulation units outstanding at end of period                        55,233

--------------------------------------------------------------------------------

                                                                 1998            1997
                                                              ----------   ---------------
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                  $19.291         $19.016
Value at end of period                                                        $19.291
Increase (decrease) in value of accumulation unit(1)                             1.45%(4)
Number of accumulation units outstanding at end of period                       7,188
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                  $16.986         $16.776
Value at end of period                                                        $16.986
Increase (decrease) in value of accumulation unit(1)                             1.25%(4)
Number of accumulation units outstanding at end of period                       6,970
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                  $14.400         $14.112
Value at end of period                                                        $14.400
Increase (decrease) in value of accumulation unit(1)                             2.04%(4)
Number of accumulation units outstanding at end of period                      24,650

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value. These figures do not reflect the early withdrawal charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                  TABLE XIII

    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                    OF 0.95% EFFECTIVE ON JANUARY 15, 1996
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by ____________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The accumulation unit values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until January 15, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase.



                                    1998           1997              1996               1995
                                 ---------- ------------------ ---------------- -------------------
AETNA ASCENT VP
Value at beginning of period     $15.514        $  13.063         $ 10.673         $     10.000(2)
Value at end of period                          $  15.514         $ 13.063         $     10.673
Increase (decrease) in value of
 accumulation unit(1)                               18.76%           22.39%                6.73%
Number of accumulation units
 outstanding at end of period                      65,940           22,888              393,053
AETNA BALANCED VP, INC.
Value at beginning of period     $18.922        $  15.596         $ 13.673         $     10.868
Value at end of period                          $  18.922         $ 15.596         $     13.673
Increase (decrease) in value of
 accumulation unit(1)                               21.33%           14.06%               25.81%
Number of accumulation units
 outstanding at end of period                     776,268          768,178           38,152,395
AETNA BOND VP
Value at beginning of period     $13.316        $  12.413         $ 12.098         $     10.360
Value at end of period                          $  13.316         $ 12.413         $     12.098
Increase (decrease) in value of
 accumulation unit(1)                                7.28%            2.60%               16.78%
Number of accumulation units
 outstanding at end of period                     328,774          354,731           21,379,976
AETNA CROSSROADS VP
Value at beginning of period     $14.541        $  12.486         $ 10.612         $     10.000(2)
Value at end of period                          $  14.541         $ 12.486         $     10.612
Increase (decrease) in value of
 accumulation unit(1)                               16.46%           17.66%                6.12%
Number of accumulation units
 outstanding at end of period                      71,276           35,151              294,673
AETNA GROWTH VP
Value at beginning of period     $13.202        $  12.787
Value at end of period                          $  13.202
Increase (decrease) in value of
 accumulation unit(1)                                3.25%(6)
Number of accumulation units
 outstanding at end of period                       6,619
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $22.325        $  17.352         $ 14.077         $     10.778
Value at end of period                          $  22.325         $ 17.352         $     14.077
Increase (decrease) in value of
 accumulation unit(1)                               28.66%           23.26%               30.61%
Number of accumulation units
 outstanding at end of period                   5,232,193         4,796,196         188,964,022
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period     $14.500        $  10.934         $ 10.000(8)
Value at end of period                          $  14.500         $ 10.934
Increase (decrease) in value of
 accumulation unit(1)                               32.62%            9.34%(8)
Number of accumulation units
 outstanding at end of period                     159,318           27,436



                                        1994            1993            1992            1991           1990            1989
                                 ----------------- -------------- ---------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period       $     11.057     $     10.189     $  12.736      $     10.896   $     10.437    $   10.000(4)
Value at end of period             $     10.868     $     11.057     $  10.189(3)   $     12.736   $     10.896    $   10.437
Increase (decrease) in value of
 accumulation unit(1)                     (1.71)%           8.52%             (3)          16.89%          4.40%         4.37%
Number of accumulation units
 outstanding at end of period        23,139,604       11,368,365        11,508        22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period       $     10.905     $     10.068     $  36.789      $     31.192   $     28.943    $   25.574
Value at end of period             $     10.360     $     10.905     $  10.068(5)   $     36.789   $     31.192    $   28.943
Increase (decrease) in value of
 accumulation unit(1)                     (5.00)%           8.31%             (5)          17.94%          7.77%        13.17%
Number of accumulation units
 outstanding at end of period        11,713,354        4,084,142         3,870         7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $     11.020     $     10.454     $  97.165      $     77.845   $     76.311    $   59.871
Value at end of period             $     10.778     $     11.020     $  10.454(7)   $     97.165   $     77.845    $   76.311
Increase (decrease) in value of
 accumulation unit(1)                     (2.20)%           5.41%             (7)          24.82%          2.01%        27.46%
Number of accumulation units
 outstanding at end of period       114,733,035       44,166,470        21,250        20,948,226     18,362,906    17,142,820
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                    1998          1997           1996             1995
                                 --------- ----------------- ------------ -------------------
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period      $13.571     $  11.965       $  10.580       $   10.000(2)
Value at end of period                        $  13.571       $  11.965       $   10.580
Increase (decrease) in value of
 accumulation unit(1)                             13.42%          13.09%            5.80%
Number of accumulation units
 outstanding at end of period                    38,899          13,861          143,637
AETNA MONEY MARKET VP
Value at beginning of period      $12.022     $  11.506       $  11.026       $   10.528
Value at end of period                        $  12.022       $  11.506       $   11.026
Increase (decrease) in value of
 accumulation unit(1)                              4.48%           4.36%            4.73%
Number of accumulation units
 outstanding at end of period                   262,519         228,698       12,999,680
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period      $13.684     $  13.119
Value at end of period                        $  13.684
Increase (decrease) in value of
 accumulation unit(1)                              4.31%(6)
Number of accumulation units
 outstanding at end of period                     1,098
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period      $13.290     $  13.087
Value at end of period                        $  13.290
Increase (decrease) in value of
 accumulation unit(1)                              1.94%(10)
Number of accumulation units
 outstanding at end of period                     3,417
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period      $17.946     $  15.088       $  13.527       $   10.554
Value at end of period                        $  17.946       $  15.088       $   13.527
Increase (decrease) in value of
 accumulation unit(1)                             18.94%          11.54%           28.17%
Number of accumulation units
 outstanding at end of period                    66,428          57,557          966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period      $15.931     $  12.554       $  11.092       $   10.000(2)
Value at end of period                        $  15.931       $  12.554       $   11.092
Increase (decrease) in value of
 accumulation unit(1)                             26.90%          13.18%           10.92%
Number of accumulation units
 outstanding at end of period                   196,921         116,432        1,660,304



                                      1994           1993            1992             1991          1990           1989
                                 -------------- ------------- ------------------ ------------- -------------- -------------
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period       $   10.241    $    10.048      $  33.812       $    32.138   $     30.012   $    27.783
Value at end of period             $   10.528    $    10.241      $  10.048(9)    $    33.812   $     32.138   $    30.012
Increase (decrease) in value of
 accumulation unit(1)                    2.80%          1.92%              (9)           5.21%          7.08%         8.02%
Number of accumulation units
 outstanding at end of period       7,673,528      2,766,044            825         8,430,082     10,220,110     8,286,033
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period       $   11.036    $    10.278      $  10.000(11)
Value at end of period             $   10.554    $    11.036      $  10.278
Increase (decrease) in value of
 accumulation unit(1)                   (4.37)%         7.37%          2.78%
Number of accumulation units
 outstanding at end of period         521,141        144,168          2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                    1998        1997         1996            1995
                                 ---------- ------------ ------------ -----------------
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period     $13.987     $  11.435    $  10.066      $  10.000(2)
Value at end of period                       $  13.987    $  11.435      $  10.066
Increase (decrease) in value of
 accumulation unit(1)                            22.31%       13.60%          0.66%
Number of accumulation units
 outstanding at end of period                  181,487      112,748      1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period     $12.342     $  11.169    $   9.961      $  10.000(2)
Value at end of period                       $  12.342    $  11.169      $   9.961
Increase (decrease) in value of
 accumulation unit(1)                            10.50%       12.13%         (0.39)%
Number of accumulation units
 outstanding at end of period                   22,047       10,848        196,090
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period     $15.360     $  12.491    $  10.397      $  10.000(2)
Value at end of period                       $  15.360    $  12.491      $  10.397
Increase (decrease) in value of
 accumulation unit(1)                            22.97%       20.14%          3.97%
Number of accumulation units
 outstanding at end of period                  171,832       92,021      2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $15.895     $  14.243    $  13.322      $  10.581
Value at end of period                       $  15.895    $  14.243      $  13.322
Increase (decrease) in value of
 accumulation unit(1)                            11.60%        6.91%         25.91%
Number of accumulation units
 outstanding at end of period                  253,316      226,504      4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $15.100     $  12.485    $  10.850      $  10.000(2)
Value at end of period                       $  15.100    $  12.485      $  10.850
Increase (decrease) in value of
 accumulation unit(1)                            20.95%       15.07%          8.50%
Number of accumulation units
 outstanding at end of period                   45,503       29,442         93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $14.458     $  13.060    $  12.077      $   9.873
Value at end of period                       $  14.458    $  13.060      $  12.077
Increase (decrease) in value of
 accumulation unit(1)                            10.70%        8.14%         22.33%
Number of accumulation units
 outstanding at end of period                   13,925        6,607        315,361
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $15.505     $  12.753    $  10.870      $  10.000(2)
Value at end of period                       $  15.505    $  12.753      $  10.870
Increase (decrease) in value of
 accumulation unit(1)                            21.59%       17.31%          8.70%
Number of accumulation units
 outstanding at end of period                   83,855       51,761        259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $16.819     $  13.900    $  10.877      $  10.000(2)
Value at end of period                       $  16.819    $  13.900      $  10.877
Increase (decrease) in value of
 accumulation unit(1)                            21.00%       27.80%          8.77%
Number of accumulation units
 outstanding at end of period                  511,940      212,494      1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period     $15.633     $  14.729    $  11.720      $  10.154
Value at end of period                       $  15.633    $  14.729      $  11.720
Increase (decrease) in value of
 accumulation unit(1)                             6.14%       25.67%         15.42%
Number of accumulation units
 outstanding at end of period                   73,258       42,174        711,892



                                        1994            1993            1992         1991   1990   1989
                                 ------------------ ------------ ------------------ ------ ------ -----
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $  10.000(12)
Value at end of period               $  10.581
Increase (decrease) in value of
 accumulation unit(1)                     5.81%
Number of accumulation units
 outstanding at end of period          753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $  10.000(12)
Value at end of period               $   9.873
Increase (decrease) in value of
 accumulation unit(1)                    (1.27)%
Number of accumulation units
 outstanding at end of period           28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $  10.877       $   9.832       $  10.000(11)
Value at end of period               $  10.154       $  10.877       $   9.832
Increase (decrease) in value of
 accumulation unit(1)                    (6.65)%         10.63%          (1.68)%
Number of accumulation units
 outstanding at end of period          703,676         135,614             561

--------------------------------------------------------------------------------

                                    1998            1997          1996   1995   1994   1993   1992   1991   1990   1989
                                 ---------- -------------------- ------ ------ ------ ------ ------ ------ ------ -----
OPPENHEIMER GLOBAL
SECURITIES FUND
Value at beginning of period     $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period     $15.015        $  15.199
Value at end of period                          $  15.015
Increase (decrease) in value of
 accumulation unit(1)                               (1.21)%(13)
Number of accumulation units
 outstanding at end of period                     573,528
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period     $13.877        $  14.147
Value at end of period                          $  13.877
Increase (decrease) in value of
 accumulation unit(1)                               (1.90)%(13)
Number of accumulation units
 outstanding at end of period                     418,965
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period     $19.405        $  19.123
Value at end of period                          $  19.405
Increase (decrease) in value of
 accumulation unit(1)                                1.47%(13)
Number of accumulation units
 outstanding at end of period                     192,553
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period     $17.087        $  16.871
Value at end of period                          $  17.087
Increase (decrease) in value of
 accumulation unit(1)                                1.28%(13)
Number of accumulation units
 outstanding at end of period                     295,952
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period     $14.485        $  14.192
Value at end of period                          $  14.485
Increase (decrease) in value of
 accumulation unit(1)                                2.07%(13)
Number of accumulation units
 outstanding at end of period                     212,654

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value. These figures do not reflect the early withdrawal charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 1.89%.

 (4) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.
 (5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 0.68%.
 (6) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.
 (7) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 4.54%.
 (8) Reflects less than a full year of performance activity. The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (9) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 0.48%.
(10) Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.
(11) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the Fund/Portfolio became available under the contract.
(12) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(13) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE XIV

    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                      OF 0.95% EFFECTIVE ON MAY 25, 1996
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by ____________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The accumulation unit values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until May 25, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase.



                                    1998           1997              1996               1995
                                 ---------- ------------------ ---------------- -------------------
AETNA ASCENT VP
Value at beginning of period     $15.497        $  13.049         $ 10.673         $     10.000(2)
Value at end of period                          $  15.497         $ 13.049         $     10.673
Increase (decrease) in value of
 accumulation unit(1)                               18.76%           22.26%                6.73%
Number of accumulation units
 outstanding at end of period                     178,233           35,180              393,053
AETNA BALANCED VP, INC.
Value at beginning of period     $18.901        $  15.579         $ 13.673         $     10.868
Value at end of period                          $  18.901         $ 15.579         $     13.673
Increase (decrease) in value of
 accumulation unit(1)                               21.33%           13.94%               25.81%
Number of accumulation units
 outstanding at end of period                   1,511,041         1,528,051          38,152,395
AETNA BOND VP
Value at beginning of period     $13.301        $  12.399         $ 12.098         $     10.360
Value at end of period                          $  13.301         $ 12.399         $     12.098
Increase (decrease) in value of
 accumulation unit(1)                                7.28%            2.48%               16.78%
Number of accumulation units
 outstanding at end of period                     463,068          493,485           21,379,976
AETNA CROSSROADS VP
Value at beginning of period     $14.526        $  12.473         $ 10.612         $     10.000(2)
Value at end of period                          $  14.526         $ 12.473         $     10.612
Increase (decrease) in value of
 accumulation unit(1)                               16.46%           17.54%                6.12%
Number of accumulation units
 outstanding at end of period                      99,660           28,829              294,673
AETNA GROWTH VP
Value at beginning of period     $13.202        $  12.975
Value at end of period                          $  13.202
Increase (decrease) in value of
 accumulation unit(1)                                1.75%(6)
Number of accumulation units
 outstanding at end of period                       4,360
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $22.301        $  17.333         $ 14.077         $     10.778
Value at end of period                          $  22.301         $ 17.333         $     14.077
Increase (decrease) in value of
 accumulation unit(1)                               28.66%           23.13%               30.61%
Number of accumulation units
 outstanding at end of period                   7,667,724         7,250,286         188,964,022
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $14.500        $  10.934         $ 10.000(8)
Value at end of period                          $  14.500         $ 10.934
Increase (decrease) in value of
 accumulation unit(1)                               32.62%            9.34%(8)
Number of accumulation units
 outstanding at end of period                     190,348           28,473



                                       1994            1993            1992            1991           1990            1989
                                 ---------------- -------------- ---------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period           $     11.057$     10.189     $  12.736      $     10.896   $     10.437    $   10.000(4)
Value at end of period                 $     10.868$     11.057     $  10.189(3)   $     12.736   $     10.896    $   10.437
Increase (decrease) in value of
 accumulation unit(1)                        (1.71)%       8.52%             (3)          16.89%          4.40%         4.37%
Number of accumulation units
 outstanding at end of period         23,139,604     11,368,365        11,508        22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period         $     10.905  $     10.068     $  36.789      $     31.192   $     28.943    $   25.574
Value at end of period               $     10.360  $     10.905     $  10.068(5)   $     36.789   $     31.192    $   28.943
Increase (decrease) in value of
 accumulation unit(1)                       (5.00)%        8.31%             (5)          17.94%          7.77%        13.17%
Number of accumulation units
 outstanding at end of period         11,713,354      4,084,142         3,870         7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period         $     11.020  $     10.454     $  97.165      $     77.845   $     76.311    $   59.871
Value at end of period               $     10.778  $     11.020     $  10.454(7)   $     97.165   $     77.845    $   76.311
Increase (decrease) in value of
 accumulation unit(1)            (2.20) %                  5.41%             (7)          24.82%          2.01%        27.46%
Number of accumulation units
 outstanding at end of period       114,733,035      44,166,470        21,250        20,948,226     18,362,906    17,142,820
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                    1998          1997          1996             1995             1994
                                 ---------- --------------- ------------ ------------------- --------------
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period     $13.557       $ 11.953      $  10.580       $   10.000(2)
Value at end of period                         $ 13.557      $  11.953       $   10.580
Increase (decrease) in value of
 accumulation unit(1)                             13.42%         12.98%            5.80%
Number of accumulation units
 outstanding at end of period                    58,121         15,755          143,637
AETNA MONEY MARKET VP
Value at beginning of period     $12.009       $ 11.494      $  11.026       $   10.528        $   10.241
Value at end of period                         $ 12.009      $  11.494       $   11.026        $   10.528
Increase (decrease) in value of
 accumulation unit(1)                              4.48%          4.24%            4.73%             2.80%
Number of accumulation units
 outstanding at end of period                   328,674        351,832       12,999,680         7,673,528
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period     $13.684       $ 13.248
Value at end of period                         $ 13.684
Increase (decrease) in value of
 accumulation unit(1)                              3.29%(6)
Number of accumulation units
 outstanding at end of period                    12,603
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period     $13.290       $ 13.093
Value at end of period                         $ 13.290
Increase (decrease) in value of
 accumulation unit(1)                              1.50%(6)
Number of accumulation units
 outstanding at end of period                     8,131
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period     $17.926       $ 15.071      $  13.527       $   10.554        $   11.036
Value at end of period                         $ 17.926      $  15.071       $   13.527        $   10.554
Increase (decrease) in value of
 accumulation unit(1)                             18.94%         11.42%           28.17%            (4.37)%
Number of accumulation units
 outstanding at end of period                    40,783         35,511          966,098           521,141
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period     $15.914       $ 12.541      $  11.092       $   10.000(2)
Value at end of period                         $ 15.914      $  12.541       $   11.092
Increase (decrease) in value of
 accumulation unit(1)                             26.90%         13.06%           10.92%
Number of accumulation units
 outstanding at end of period                   121,281         82,568        1,660,304



                                      1993            1992             1991          1990           1989
                                 ------------- ------------------ ------------- -------------- -------------
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period      $    10.048      $  33.812       $    32.138   $     30.012   $    27.783
Value at end of period            $    10.241      $  10.048(9)    $    33.812   $     32.138   $    30.012
Increase (decrease) in value of
 accumulation unit(1)                    1.92%              (9)           5.21%          7.08%         8.02%
Number of accumulation units
 outstanding at end of period       2,766,044            825         8,430,082     10,220,110     8,286,033
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period      $    10.278      $  10.000(10)
Value at end of period            $    11.036      $  10.278
Increase (decrease) in value of
 accumulation unit(1)                    7.37%          2.78%
Number of accumulation units
 outstanding at end of period         144,168          2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                    1998        1997         1996            1995
                                 ---------- ------------ ------------ -----------------
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period     $13.972     $  11.423    $  10.066      $  10.000(2)
Value at end of period                       $  13.972    $  11.423      $  10.066
Increase (decrease) in value of
 accumulation unit(1)                            22.31%       13.48%          0.66%
Number of accumulation units
 outstanding at end of period                  176,877      135,704      1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period     $12.328     $  11.157    $   9.961      $  10.000(2)
Value at end of period                       $  12.328    $  11.157      $   9.961
Increase (decrease) in value of
 accumulation unit(1)                            10.50%       12.01%         (0.39)%
Number of accumulation units
 outstanding at end of period                   40,516       29,108        196,090
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period     $15.343     $  12.477    $  10.397      $  10.000(2)
Value at end of period                       $  15.343    $  12.477      $  10.397
Increase (decrease) in value of
 accumulation unit(1)                            22.97%       20.01%          3.97%
Number of accumulation units
 outstanding at end of period                  320,226      175,463      2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $15.878     $  14.227    $  13.322      $  10.581
Value at end of period                       $  15.878    $  14.227      $  13.322
Increase (decrease) in value of
 accumulation unit(1)                            11.60%        6.80%         25.91%
Number of accumulation units
 outstanding at end of period                  211,783      171,747      4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $15.084     $  12.472    $  10.850      $  10.000(2)
Value at end of period                       $  15.084    $  12.472      $  10.850
Increase (decrease) in value of
 accumulation unit(1)                            20.95%       14.94%          8.50%
Number of accumulation units
 outstanding at end of period                   58,999       29,198         93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $14.442     $  13.046    $  12.077      $   9.873
Value at end of period                       $  14.442    $  13.046      $  12.077
Increase (decrease) in value of
 accumulation unit(1)                            10.70%        8.02%         22.33%
Number of accumulation units
 outstanding at end of period                   11,145        9,054        315,361
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $15.489     $  12.739    $  10.870      $  10.000(2)
Value at end of period                       $  15.489    $  12.739      $  10.870
Increase (decrease) in value of
 accumulation unit(1)                            21.59%       17.19%          8.70%
Number of accumulation units
 outstanding at end of period                   86,733       67,001        259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $16.800     $  13.885    $  10.877      $  10.000(2)
Value at end of period                       $  16.800    $  13.885      $  10.877
Increase (decrease) in value of
 accumulation unit(1)                            21.00%       27.66%          8.77%
Number of accumulation units
 outstanding at end of period                  586,164      241,823      1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period     $15.616     $  14.713    $  11.720      $  10.154
Value at end of period                       $  15.616    $  14.713      $  11.720
Increase (decrease) in value of
 accumulation unit(1)                             6.14%       25.54%         15.42%
Number of accumulation units
 outstanding at end of period                   72,475       43,665        711,892



                                        1994            1993            1992         1991   1990   1989
                                 ------------------ ------------ ------------------ ------ ------ -----
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $  10.000(11)
Value at end of period               $  10.581
Increase (decrease) in value of
 accumulation unit(1)                     5.81%
Number of accumulation units
 outstanding at end of period          753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $  10.000(11)
Value at end of period               $   9.873
Increase (decrease) in value of
 accumulation unit(1)                    (1.27)%
Number of accumulation units
 outstanding at end of period           28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $  10.877       $   9.832       $  10.000(10)
Value at end of period               $  10.154       $  10.877       $   9.832
Increase (decrease) in value of
 accumulation unit(1)                    (6.65)%         10.63%          (1.68)%
Number of accumulation units
 outstanding at end of period          703,676         135,614             561

--------------------------------------------------------------------------------

                                    1998            1997          1996   1995   1994   1993   1992   1991   1990   1989
                                 ---------- -------------------- ------ ------ ------ ------ ------ ------ ------ -----
OPPENHEIMER GLOBAL
SECURITIES FUND
Value at beginning of period     $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period     $14.999        $  15.183
Value at end of period                          $  14.999
Increase (decrease) in value of
 accumulation unit(1)                               (1.21)%(12)
Number of accumulation units
 outstanding at end of period                     586,517
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period     $13.862        $  14.131
Value at end of period                          $  13.862
Increase (decrease) in value of
 accumulation unit(1)                               (1.90)%(12)
Number of accumulation units
 outstanding at end of period                     317,033
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period     $19.384        $  19.102
Value at end of period                          $  19.384
Increase (decrease) in value of
 accumulation unit(1)                                1.47%(12)
Number of accumulation units
 outstanding at end of period                      84,592
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period     $17.068        $  16.853
Value at end of period                          $  17.068
Increase (decrease) in value of
 accumulation unit(1)                                1.28%(12)
Number of accumulation units
 outstanding at end of period                     273,402
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period     $14.470        $  14.176
Value at end of period                          $  14.470
Increase (decrease) in value of
 accumulation unit(1)                                2.07%(12)
Number of accumulation units
 outstanding at end of period                     227,469

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value. These figures do not reflect the early withdrawal charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 1.89%.

 (4) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.
 (5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 0.68%.
 (6) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.
 (7) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 4.54%.
 (8) Reflects less than a full year of performance activity. The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (9) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 0.48%.
(10) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/Portfolio became available under the contract.
(11) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(12) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE XV

    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
               OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by _____________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The accumulation unit values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until December 16, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase. The class of accumulation unit value shown below may also be used for contracts with 0.95% total separate account charges issued after December 16, 1996; however, the condensed financial information for periods prior to December 16, 1996 will not be applicable.



                                    1998          1997            1996             1995
                                 ---------- ---------------- ------------- -------------------
AETNA ASCENT VP
Value at beginning of period     $15.471       $  13.027      $    10.673     $     10.000(2)
Value at end of period                         $  15.471      $    13.027     $     10.673
Increase (decrease) in value of
 accumulation unit(1)                              18.76%           22.06%            6.73%
Number of accumulation units
 outstanding at end of period                     86,255           32,497          393,053
AETNA BALANCED VP, INC.
Value at beginning of period     $18.870       $  15.553      $    13.673     $     10.868
Value at end of period                         $  18.870      $    15.553     $     13.673
Increase (decrease) in value of
 accumulation unit(1)                              21.33%           13.75%           25.81%
Number of accumulation units
 outstanding at end of period                  1,144,876          270,688       38,152,395
AETNA BOND VP
Value at beginning of period     $13.279       $  12.379      $    12.098     $     10.360
Value at end of period                         $  13.279      $    12.379     $     12.098
Increase (decrease) in value of
 accumulation unit(1)                               7.28%            2.31%           16.78%
Number of accumulation units
 outstanding at end of period                    553,279          159,594       21,379,976
AETNA CROSSROADS VP
Value at beginning of period     $14.501       $  12.452      $    10.612     $     10.000(2)
Value at end of period                         $  14.501      $    12.452     $     10.612
Increase (decrease) in value of
 accumulation unit(1)                              16.46%           17.34%            6.12%
Number of accumulation units
 outstanding at end of period                    101,836            9,415          294,673
AETNA GROWTH VP
Value at beginning of period     $13.202       $  12.912
Value at end of period                         $  13.202
Increase (decrease) in value of
 accumulation unit(1)                               2.25%(6)
Number of accumulation units
 outstanding at end of period                          7
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $22.264       $  17.304      $    14.077     $     10.778
Value at end of period                         $  22.264      $    17.304     $     14.077
Increase (decrease) in value of
 accumulation unit(1)                              28.66%           22.92%           30.61%
Number of accumulation units
 outstanding at end of period                  8,238,898        3,033,655      188,964,022
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period



                                        1994            1993            1992            1991           1990            1989
                                 ----------------- -------------- ---------------- -------------- -------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period       $     11.057     $     10.189     $  12.736      $     10.896   $     10.437    $   10.000(4)
Value at end of period             $     10.868     $     11.057     $  10.189(3)   $     12.736   $     10.896    $   10.437
Increase (decrease) in value of
 accumulation unit(1)                     (1.71)%           8.52%             (3)          16.89%          4.40%         4.37%
Number of accumulation units
 outstanding at end of period        23,139,604       11,368,365        11,508        22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of period       $     10.905     $     10.068     $  36.789      $     31.192   $     28.943    $   25.574
Value at end of period             $     10.360     $     10.905     $  10.068(5)   $     36.789   $     31.192    $   28.943
Increase (decrease) in value of
 accumulation unit(1)                     (5.00)%           8.31%             (5)          17.94%          7.77%        13.17%
Number of accumulation units
 outstanding at end of period        11,713,354        4,084,142         3,870         7,844,412      6,984,793     6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $     11.020     $     10.454     $  97.165      $     77.845   $     76.311    $   59.871
Value at end of period             $     10.778     $     11.020     $  10.454(7)   $     97.165   $     77.845    $   76.311
Increase (decrease) in value of
 accumulation unit(1)                     (2.20)%           5.41%             (7)          24.82%          2.01%        27.46%
Number of accumulation units
 outstanding at end of period       114,733,035       44,166,470        21,250        20,948,226     18,362,906    17,142,820
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                    1998          1997             1996               1995
                                 ---------- --------------- ------------------ -----------------
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $14.489       $ 10.925        $  11.038(8)
Value at end of period                         $ 14.489        $  10.925
Increase (decrease) in value of
 accumulation unit(1)                             32.62%           (1.02)%(8)
Number of accumulation units
 outstanding at end of period                   293,223           23,856
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period     $13.534       $ 11.932        $  10.580          $   10.000(2)
Value at end of period                         $ 13.534        $  11.932          $   10.580
Increase (decrease) in value of
 accumulation unit(1)                             13.42%           12.78%               5.80%
Number of accumulation units
 outstanding at end of period                    82,178            7,543             143,637
AETNA MONEY MARKET VP
Value at beginning of period     $11.989       $ 11.475        $  11.026          $   10.528
Value at end of period                         $ 11.989        $  11.475          $   11.026
Increase (decrease) in value of
 accumulation unit(1)                              4.48%            4.07%               4.73%
Number of accumulation units
 outstanding at end of period                   477,490          179,361          12,999,680
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period     $13.684       $ 13.248
Value at end of period                         $ 13.684
Increase (decrease) in value of
 accumulation unit(1)                              3.29%(6)
Number of accumulation units
 outstanding at end of period                     4,993
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period     $13.290       $ 13.093
Value at end of period                         $ 13.290
Increase (decrease) in value of
 accumulation unit(1)                              1.50%(6)
Number of accumulation units
 outstanding at end of period                     4,910
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period     $17.896       $ 15.046        $  13.527          $   10.554
Value at end of period                         $ 17.896        $  15.046          $   13.527
Increase (decrease) in value of
 accumulation unit(1)                             18.94            11.23%              28.17%
Number of accumulation units
 outstanding at end of period                    62,328           21,317             966,098



                                      1994           1993            1992             1991          1990           1989
                                 -------------- ------------- ------------------ ------------- -------------- -------------
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period       $   10.241    $    10.048      $  33.812       $    32.138   $     30.012   $    27.783
Value at end of period             $   10.528    $    10.241      $  10.048(9)    $    33.812   $     32.138   $    30.012
Increase (decrease) in value of
 accumulation unit(1)                    2.80%          1.92%              (9)           5.21%          7.08%         8.02%
Number of accumulation units
 outstanding at end of period       7,673,528      2,766,044            825         8,430,082     10,220,110     8,286,033
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period       $   11.036    $    10.278      $  10.000(10)
Value at end of period             $   10.554    $    11.036      $  10.278
Increase (decrease) in value of
 accumulation unit(1)                   (4.37)%         7.37%          2.78%
Number of accumulation units
 outstanding at end of period         521,141        144,168          2,556

--------------------------------------------------------------------------------

                                    1998        1997         1996
                                 ---------- ------------ ------------
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period     $15.887     $  12.520    $  11.092
Value at end of period                       $  15.887    $  12.520
Increase (decrease) in value of
 accumulation unit(1)                            26.90%       12.87%
Number of accumulation units
 outstanding at end of period                  114,725       27,814
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period     $13.948     $  11.404    $  10.066
Value at end of period                       $  13.948    $  11.404
Increase (decrease) in value of
 accumulation unit(1)                            22.31%       13.29%
Number of accumulation units
 outstanding at end of period                  191,151       60,491
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period     $12.308     $  11.138    $   9.961
Value at end of period                       $  12.308    $  11.138
Increase (decrease) in value of
 accumulation unit(1)                            10.50%       11.82%
Number of accumulation units
 outstanding at end of period                   19,949        2,023
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period     $15.318     $  12.457    $  10.397
Value at end of period                       $  15.318    $  12.457
Increase (decrease) in value of
 accumulation unit(1)                            22.97%       19.81%
Number of accumulation units
 outstanding at end of period                  263,159       41,394
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $15.851     $  14.204    $  13.322
Value at end of period                       $  15.851    $  14.204
Increase (decrease) in value of
 accumulation unit(1)                            11.60%        6.62%
Number of accumulation units
 outstanding at end of period                  294,623      122,154
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $15.059     $  12.451    $  10.850
Value at end of period                       $  15.059    $  12.451
Increase (decrease) in value of
 accumulation unit(1)                            20.95%       14.75%
Number of accumulation units
 outstanding at end of period                   78,052       12,340
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $14.418     $  13.024    $  12.077
Value at end of period                       $  14.418    $  13.024
Increase (decrease) in value of
 accumulation unit(1)                            10.70%        7.85%
Number of accumulation units
 outstanding at end of period                   13,587        3,861
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $15.463     $  12.718    $  10.870
Value at end of period                       $  15.463    $  12.718
Increase (decrease) in value of
 accumulation unit(1)                            21.59%       16.99%
Number of accumulation units
 outstanding at end of period                   93,386       29,696
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $16.773     $  13.862    $  10.877
Value at end of period                       $  16.773    $  13.862
Increase (decrease) in value of
 accumulation unit(1)                            21.00%       27.45%
Number of accumulation units
 outstanding at end of period                  538,281      124,749



                                        1995              1994         1993   1992   1991   1990   1989
                                 ----------------- ------------------ ------ ------ ------ ------ -----
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $  10.000(2)
Value at end of period              $  11.092
Increase (decrease) in value of
 accumulation unit(1)                   10.92%
Number of accumulation units
 outstanding at end of period       1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $  10.000(2)
Value at end of period              $  10.066
Increase (decrease) in value of
 accumulation unit(1)                    0.66%
Number of accumulation units
 outstanding at end of period       1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $  10.000(2)
Value at end of period              $   9.961
Increase (decrease) in value of
 accumulation unit(1)                   (0.39)%
Number of accumulation units
 outstanding at end of period         196,090
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period        $  10.000(2)
Value at end of period              $  10.397
Increase (decrease) in value of
 accumulation unit(1)                    3.97%
Number of accumulation units
 outstanding at end of period       2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period        $  10.581          $  10.000(11)
Value at end of period              $  13.322          $  10.581
Increase (decrease) in value of
 accumulation unit(1)                   25.91%              5.81%
Number of accumulation units
 outstanding at end of period       4,887,060            753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period        $  10.000(2)
Value at end of period              $  10.850
Increase (decrease) in value of
 accumulation unit(1)                    8.50%
Number of accumulation units
 outstanding at end of period          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period        $   9.873          $  10.000(11)
Value at end of period              $  12.077          $   9.873
Increase (decrease) in value of
 accumulation unit(1)                   22.33%             (1.27)%
Number of accumulation units
 outstanding at end of period         315,361             28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period        $  10.000(2)
Value at end of period              $  10.870
Increase (decrease) in value of
 accumulation unit(1)                    8.70%
Number of accumulation units
 outstanding at end of period         259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period        $  10.000(2)
Value at end of period              $  10.877
Increase (decrease) in value of
 accumulation unit(1)                    8.77%
Number of accumulation units
 outstanding at end of period       1,036,040

--------------------------------------------------------------------------------

                                    1998            1997             1996         1995
                                 ---------- -------------------- ------------ ------------
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period     $15.590        $   14.688         $ 11.720    $  10.154
Value at end of period                          $   15.590         $ 14.688    $  11.720
Increase (decrease) in value of
 accumulation unit(1)                                 6.14%           25.33%       15.42%
Number of accumulation units
 outstanding at end of period                      103,604           10,977      711,892
OPPENHEIMER GLOBAL
SECURITIES FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period     $14.974        $   15.158
Value at end of period                          $   14.974
Increase (decrease) in value of
 accumulation unit(1)                                (1.21)%(12)
Number of accumulation units
 outstanding at end of period                      703,653
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period     $13.839        $   14.108
Value at end of period                          $   13.839
Increase (decrease) in value of
 accumulation unit(1)                                (1.90)%(12)
Number of accumulation units
 outstanding at end of period                      627,658
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period     $19.352        $   19.071
Value at end of period                          $   19.352
Increase (decrease) in value of
 accumulation unit(1)                                 1.47%(12)
Number of accumulation units
 outstanding at end of period                      206,191
PORTFOLIO PARTNERS
MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period     $17.040        $   16.825
Value at end of period                          $   17.040
Increase (decrease) in value of
 accumulation unit(1)                                 1.28%(12)
Number of accumulation units
 outstanding at end of period                      457,354
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period                    $   14.153
Value at end of period                          $   14.445
Increase (decrease) in value of
 accumulation unit(1)                                 2.07%(12)
Number of accumulation units
 outstanding at end of period                      200,374



                                      1994         1993            1992         1991   1990   1989
                                 ------------- ------------ ------------------ ------ ------ -----
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period       $ 10.877     $   9.832       $  10.000(10)
Value at end of period             $ 10.154     $  10.877       $   9.832
Increase (decrease) in value of
 accumulation unit(1)                 (6.65)%       10.63%          (1.68)%
Number of accumulation units
 outstanding at end of period       703,676       135,614             561
OPPENHEIMER GLOBAL
SECURITIES FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value. These figures do not reflect the early withdrawal charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.

 (3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 1.89%.
 (4) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.
 (5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 0.68%.
 (6) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.
 (7) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 4.54%.
 (8) Reflects less than a full year of performance activity. The initial accumulation unit value was established during December 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (9) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 0.48%.
(10) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the Fund/Portfolio became available under the contract.
(11) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(12) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                         For Master Applications Only
--------------------------------------------------------------------------------
I hereby acknowledge receipt of an Account C prospectus dated May 3, 1999, as well as all current prospectuses for the funds available under the Contracts.

___ Please send an Account C Statement of Additional Information (Form No. SAI.01107-99) dated May 3, 1999.
--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE



--------------------------------------------------------------------------------
                                     DATE

PROS.01107-99

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              Statement of Additional Information dated May 3, 1999


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 3, 1999. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225


Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                                    Page
General Information and History.................................................     2
Variable Annuity Account C......................................................     2
Offering and Purchase of Contracts..............................................     3
Performance Data................................................................     3
      General...................................................................     3
      Average Annual Total Return Quotations....................................     4
Income Phase Payments...........................................................     7
Sales Material and Advertising..................................................     8
Independent Auditors............................................................     8
Financial Statements of the Separate Account....................................   S-1
Financial Statements of Aetna Life Insurance and Annuity Company................   F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1998, the Company (ALIAC) had $____ billion invested through its products, including $____ billion in its separate accounts (of which the Company or an affiliate oversees the management of $____ billion) and $___ billion in its mutual funds offered outside of its separate accounts. The Company is ranked among the top _% of all U.S. life insurance companies based on assets as of December 31, 1998. The Company is an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. (See "Fees" in the prospectus.) We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.


From this point forward, the term "contract(s)" refers only to those offered through the prospectus.


                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:
o  Aetna Ascent VP                                                   o  AIM V.I. Value Fund
o  Aetna Balanced VP, Inc.                                           o  Calvert Social Balanced Portfolio
o  Aetna Income Shares d/b/a Aetna Bond VP                           o  Fidelity VIP Equity-Income Portfolio
o  Aetna Crossroads VP                                               o  Fidelity VIP Growth Portfolio
o  Aetna Growth VP                                                   o  Fidelity VIP Overseas Portfolio
o  Aetna Variable Fund d/b/a Aetna Growth and Income VP              o  Fidelity VIP II Contrafund Portfolio
o  Aetna High Yield VP                                               o  Janus Aspen Aggressive Growth Portfolio
o  Aetna Index Plus Large Cap VP                                     o  Janus Aspen Balanced Portfolio
o  Aetna Index Plus Mid Cap VP                                       o  Janus Aspen Flexible Income Portfolio
o  Aetna Index Plus Small Cap VP                                     o  Janus Aspen Growth Portfolio
o  Aetna International VP                                            o  Janus Aspen Worldwide Growth Portfolio
o  Aetna Legacy VP                                                   o  Lexington Natural Resources Trust*
o  Aetna Variable Encore Fund d/b/a Aetna Money Market VP            o  Oppenheimer Global Securities Fund
o  Aetna Real Estate Securities VP                                   o  Oppenheimer Strategic Bond Fund
o  Aetna Small Company VP                                            o  Portfolio Partners MFS  Emerging Equities Portfolio
o  Aetna Value Opportunity VP                                        o  Portfolio Partners MFS Research Growth Portfolio
o  AIM V.I. Capital Appreciation Fund                                o  Portfolio Partners MFS Value Equity Portfolio
o  AIM V.I. Growth Fund                                              o  Portfolio Partners Scudder International Growth Portfolio
o  AIM V.I. Growth and Income Fund                                   o  Portfolio Partners T. Rowe Price Growth Equity Portfolio


* Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold under the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA
General

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges, maintenance fees and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance reflected the investment performance of the underlying fund plus any cash held by the subaccount.


The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of any applicable maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maximum maintenance fee has been deducted for the purposes of calculating the returns.


Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

Average Annual Total Return Quotations - Standardized and Non-Standardized


The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1998 for the subaccounts under the contracts. The standardized returns (Table A) assume the maximum mortality and expense risk charge of 1.25%, administrative expense charge of 0.25%, maximum maintenance fee of $20 and early withdrawal charges corresponding to Schedule I in the prospectus that is based on completed payment periods. The non-standardized returns (Table B) assume the same charges but do not include the early withdrawal charges. We may also advertise returns based on other fee schedules that apply to a particular contract. These fee schedules may result in higher returns than those shown.


For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                                                  TABLE A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Date
                                                                                                                     Contributions
                                                                                                                        First
                       ($20 Maintenance Fee)                                         STANDARDIZED                      Received
                                                                                                                      Under the
                                                                                                                       Separate
                                                                                                                       Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Since
                             SUBACCOUNT                                 1 Year    5 Year    10 Year    Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                                        07/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                                                                04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                                    07/04/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                                        05/30/97
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                                                                          10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                                        07/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                                 05/30/97
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                                             05/30/97
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                                                                      05/31/89
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                                                                   05/31/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                                                          05/31/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                                                        05/31/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                                                                   05/31/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                                06/30/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                                         06/30/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                                                                  10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                           06/30/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                                 05/31/95
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                                                                      10/14/91
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                                     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)                                                   09/30/93
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                                       11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                                                                   08/31/92
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                          11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/Portfolio Partners MFS Value Equity(3)                                                     05/31/89
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                              11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                                                                              07/31/89
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                               11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth Equity                                                   10/31/94
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding Table A for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
 * Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was _____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.
(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund.

                                                                  TABLE B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Fund
                       ($20 Maintenance Fee)                                         NON-STANDARDIZED                     Inception
                                                                                                                            Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Since
                             SUBACCOUNT                        1 Year    3 Years    5 Years    10 Years    Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                                           07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                                                                   04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                                       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                                           12/13/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                                                                             09/16/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                                           07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                                    12/27/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                                                12/13/96
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                                        05/05/93
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                                                                      05/05/93
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                                                                           05/02/94
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                                                                       05/05/93
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                                                                      01/03/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                                   09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                                            09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                                                                     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                              09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                                    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                                                                         10/14/91
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                                                                        11/12/90
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                                           05/03/93
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                                        11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners
 MFS Emerging Equities(3)                                                                                                 09/21/88
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                                          11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners
 MFS Research Growth(3)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                             11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners
 MFS Value Equity(3)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                                 11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners
 Scudder International Growth(3)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                                  11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners
 T. Rowe Price Growth Equity(3)                                                                                           01/09/89
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding Table A for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**  Reflects performance from the fund's inception date.
(1) These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was ____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above the maximum 5% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT C

                                      Index

Statement of Assets and Liabilities....................................... S-2
Statements of Operations and Changes in Net Assets........................ S-5
Notes to Financial Statements ............................................ S-6
Independent Auditors' Report.............................................. S-17

                           [To be Filed by amendment]

Form No. SAI.01107-99                                 ALIAC Ed. May 1999

                       VARIABLE ANNUITY ACCOUNT C
                       PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
   (a)      Financial Statements:*
      (1)   Included in Part A:
            Condensed Financial Information
      (2) Included in Part B:
            Financial Statements of Variable Annuity Account C:*
            -  Statement of Assets and Liabilities as of December 31, 1998
            - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997
            -  Notes to Financial Statements
            -  Independent Auditors' Report
            Financial Statements of the Depositor:*
            -  Independent Auditors' Report
            - Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996
            -  Consolidated Balance Sheets as of December 31, 1998 and 1997
            - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996
            - Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996
            -  Notes to Consolidated Financial Statements
*To be filed by amendment

   (b)       Exhibits
      (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
      (2)    Not applicable
      (3.1)  Broker-Dealer Agreement(2)
      (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
      (4.1)  Form of Variable Annuity Contract (G-CDA(99))
      (4.2) Form of Variable Annuity Contract Certificate (CDACERT(99)) (4.3) Group Combination Annuity Contract (Nonparticipating)
             (A001RP95)(4)
      (4.4)  Group Combination Annuity Certificate (Nonparticipating)
             (A007RC95)(4)
      (4.5)  Group Combination Annuity Contract (Nonparticipating)
             (A020RV95)(4)
      (4.6)  Group Combination Annuity Certificate (Nonparticipating)
             (A027RV95)(4)
      (4.7)  Variable Annuity Contract (G-CDA-IA(RP))(3)
      (4.8)  Variable Annuity Contract Certificate (GTCC-IA(RP))
      (4.9)  Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)
      (4.10) Variable Annuity Contract (G-CDA-HF)(5)
      (4.11) Variable Annuity Certificate (GTCC-HF)(6)

      (4.12) Variable Annuity Contract (G-CDA-HD)(7)
      (4.13) Variable Annuity Contract Certificate (GTCC-HD)
      (4.14) Variable Annuity Contract (GID-CDA-HO)(8)
      (4.15) Variable Annuity Contract (GLID-CDA-HO)(8)
      (4.16) Variable Annuity Contract (GSD-CDA-HO)(8)
      (4.17) Variable Annuity Contract (GST-CDA-HO)(9)
      (4.18) Variable Annuity Contract (I-CDA-HD)(9)
      (4.19) Variable Annuity Contract (G-CDA-IB(ATORP))(10)
      (4.20) Variable Annuity Contract and Certificate (G-CDA-95(TORP)) and
             (GTCC-95(TORP))(10)
      (4.21) Variable Annuity Contract (G-CDA-IB(AORP))(10)
      (4.22) Variable Annuity Contract and Certificate (G-CDA-95(ORP)) and
             (GTCC-95(ORP))(10)
      (4.23) Variable Annuity Contracts and Certificate (G-CDA-ORP),
             (CDA-IB(TORP)) and (GTCC-95(TORP))(10)
      (4.24) Variable Annuity Contract (G-CDA-96(TORP))(11)
      (4.25) Variable Annuity Contract (IA-CDA-IA)(12)
      (4.26) Variable Annuity Contract (GIT-CDA-HO)(9)
      (4.27) Variable Annuity Contract (GLIT-CDA-HO)(9)
      (4.28) Variable Annuity Contract (I-CDA-98(ORP))
      (4.29) Endorsement for Exchanged Contracts (EINRP95) to Contract
             A001RP95(4)
      (4.30) Endorsement for Exchanged Contracts (EINRV95) to Contract
             A020RV95(4)
      (4.31) Endorsement (GET 9/96) to Contracts A001RP95 and
             A020RV95(11)
      (4.32) Endorsement (GET-1 (9/96)) to Contract A001RP95 and
             A020RV95(13)
      (4.33) Endorsement (E1OMNI97) to Contract A001RP95(14)
      (4.34) Endorsement (E2OMNI97) to Contract A001RP95(14)
      (4.35) Endorsement (E1FXPL97) to Contract A001RP95(14)
      (4.36) Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95 (4.37) Endorsement (EINRP97) to Contract A001RP95
      (4.38) Endorsement (EINRV97) to Contract A020RV95
      (4.39) Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95
      (4.40) Endorsement (E4OMNI98) to Contracts A001RP95 and
             A020RV95(15)
      (4.41) Endorsement (EINRV98) to Contract A020RV95
      (4.42) Endorsement (EINRP98) to Contract A001RP95
      (4.43) Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,
             G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD(3)
      (4.44) Endorsement (EGETE-IC(R)) to Contract G-CDA-IA(RPM/XC) and
             GLID-CDA-HO(16)
      (4.45) Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and
             G-CDA-IA(RP)(17)

      (4.46) Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD,
             G-CDA-IA(RP), A001RP95, A020RV95 and Certificates GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95 (18)
      (4.47) Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and
             A020RV95 and Certificates GTCC-IA(RP), A007RC95 and A027RV95(18) (4.48) Endorsement (EG403-GI-98) to Contract G-CDA-HF and Certificate
             GTCC-HF(19)
      (4.49) Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
             GSD-CDA-HO, and GST-CDA-HO(20)
      (4.50) Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-HD
             and Certificates GTCC-HD and GTCC-HF(21)
      (4.51) Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GD-CDA-HO and
             GSD-CDA-HO(21)
      (4.52) Endorsement (E3KSDC96) to Variable Annuity Contract GLID-CDA-HO(22) (4.53) Endorsement (EMETHO96) to Variable Annuity Contract GLID-CDA-HO(23) (4.54) Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF(23) (4.55) Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO(24) (4.56) Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP)
             and G-CDA-95(ORP) and Certificates GTCC-95(TORP) and GTCC-95(ORP)(11)
      (4.57) Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract
             IA-CDA-IA(25)
      (4.58) Endorsement (EIHDIASDO) to Contracts I-CDA-HD and IA-CDA-IA(26) (4.59) Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
             GST-CDA-HO(26)
      (4.60) Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO
             and GST-CDA-HO(26)
      (4.61) Endorsement (EI403-GI-98) to Contract IA-CDA-IA
      (4.62) Form of Endorsement (EMMGDB(99)) to Contract and Certificate
             CDACERT(99)
      (4.63) Form of Endorsement (EMMFPEX(99)) to Contract G-CDA(99) and
             Certificate CDACERT(99)
      (4.64) Form of Endorsement (EMMCDALOAN(99)) to Contract G-CDA(99) and
             Certificate CDACERT(99)
      (4.65) Form of Endorsement (EMLSWC(99)) to Contract G-CDA(99) and
             Certificate CDACERT(99)
      (4.66) Form of Endorsement (EMMTC (5/99)) to Contract G-CDA(99) and
             Certificate CDACERT(99)
      (4.67) Variable Annuity Contract Schedule I (A001RP95(1/98))
      (4.68) Variable Annuity Contract Schedule I (A020RV95)(1/98)
      (5.1)  Variable Annuity Contract Application (300-MOP-96)(27)
      (5.2)  Variable Annuity Contract Application (300-GTD-IA)(28)
      (5.3)  Variable Annuity Contract Application (710.00.16H(11/97))(29)
      (5.4) Variable Annuity Contract Application (710.00.16H(NY)(11/97))(29) (5.5) Variable Annuity Contract Application (_________________)*
      (6.1)  Certification of Incorporation of Aetna Life Insurance and
             Annuity Company(29)
      (6.2)  Amendment of Certificate of Incorporation of Aetna Life
             Insurance and Annuity Company(9)
      (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(30)
      (7)    Not applicable

     (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(31)
     (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(31)
     (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
     (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(32)
     (8.5) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
     (8.6) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(32)
     (8.7)  Fund Participation Agreement among Calvert Responsibly
            Invested Balanced Portfolio, Calvert Asset Management
            Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(33)
     (8.8)  Service Agreement between Calvert Asset Management Company,
            Inc. and Aetna Life Insurance and Annuity Company Dated
            December 1, 1997(33)
     (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
            and March 1, 1996(9)
     (8.10) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on

            December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
            and March 1, 1996(34)
     (8.11) Sixth Amendment dated November 6, 1997 to the Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(35)
     (8.12) Seventh Amendment dated as of May 1, 1998 to the Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
            November 6, 1997(2)
     (8.13) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
            and March 1,1996(9)
     (8.14) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(34)
     (8.15) Sixth Amendment dated as of January 20, 1998 to the Fund
            Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
            March 1, 1996 and May 1, 1997(36)
     (8.16) Seventh Amendment dated as of May 1, 1998 to the Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
            January 20, 1998(2)
     (8.17) Service Agreement between Aetna Life Insurance and
            Annuity Company and Fidelity Investments Institutional
            Operations Company dated as of November 1, 1995(23)
     (8.18) Amendment dated January 1, 1997 to Service Agreement between Aetna
            Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(34)
     (8.19) Service Contract between Fidelity Distributors
            Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(32)
     (8.20) Fund Participation Agreement among Janus Aspen Series and
            Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(23)

     (8.21) Amendment dated October 12, 1998 to Fund Participation
            Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
            December 8, 1997(32)
     (8.22) Service Agreement between Janus Capital Corporation and
            Aetna Life Insurance and Annuity Company dated December 8,
            1997(37)
     (8.23) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)
     (8.24) Fund Participation Agreement dated March 11, 1997 between
            Aetna Life Insurance and Annuity Company and Oppenheimer
            Variable Annuity Account Funds and Oppenheimer Funds,
            Inc.(38)
     (8.25) Service Agreement effective as of March 11, 1997 between
            Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(38)
     (9)    Opinion and Consent of Counsel*
     (10)   Consent of Independent Auditors*
     (11)   Not applicable
     (12)   Not applicable
     (13)   Schedule for Computation of Performance Data(15)
     (14)   Not applicable
     (15.1) Powers of Attorney(31)
     (15.2) Authorization for Signatures(3)

*  To be filed by amendment

1. Incorporated by reference to Post-Effective Amendment No. 6 to
   Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No.
   0000950146-96-000563).
2. Incorporated by reference to Registration Statement on Form N-4
   (File No. 333-56297), as filed electronically on June 8, 1998
   (Accession No. 0000950146-98-000983).
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).
4. Incorporated by reference to Registration Statement on Form N-4
   (File No. 333-01107), as filed electronically on February 21, 1996 (Accession No. 0000906287-96-000020).
5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).
6. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed electronically on February 12, 1997 (Accession No. 0000950146-97-000171).

7. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006790).
8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on February 20, 1997 (Accession No. 0000950146-97-000217).
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).
10.Incorporated by reference to Post-Effective Amendment No. 3 to Registration
   Statement on Form N-4 (File No. 33-91846), as filed electronically on April 15, 1996 (Accession No. 0000912057-96-006418).
11.Incorporated by reference to Post-Effective Amendment No. 6 to Registration
   Statement on Form N-4 (File No. 33-91846), as filed electronically on August 6, 1996 (Accession No. 0000912057-96-016381).
12.Incorporated by reference to Post-Effective Amendment No. 14 to Registration
   Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).
13.Incorporated by reference to Post-Effective Amendment No. 10 to Registration
   Statement on Form N-4 (File No. 333-01107), as filed electronically on July 22, 1998 (Accession No. 0000950146-98-001225).
14.Incorporated by reference to Post-Effective Amendment No. 4 to Registration
   Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).
15.Incorporated by reference to Post-Effective Amendment No. 9 to Registration
   Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).
16.Incorporated by reference to Post-Effective Amendment No. 8 to Registration
   Statement on Form N-4 (File No. 33-75986), as filed electronically on August 30, 1996 (Accession No. 0000928389-96-000152).
17.Incorporated by reference to Post-Effective Amendment No. 13 to Registration
   Statement on Form N-4 (File No. 33-75986), as filed electronically on April 11, 1997 (Accession No. 0000950146-97-000582).
18.Incorporated by reference to Post-Effective Amendment No. 11 to Registration
   Statement on Form N-4 (File No. 333-01107), as filed electronically on September 10, 1998 (Accession No. 0000950146-98-001550).
19.Incorporated by reference to Post-Effective Amendment No. 15 to Registration
   Statement on Form N-4 (File No. 33-75962), as filed electronically on September 15, 1998 (Accession No. 0000950146-98-001581).
20.Incorporated by reference to Post-Effective Amendment No. 14 to Registration
   Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).

21.Incorporated by reference to Post-Effective Amendment No. 15 to Registration
   Statement on Form N-4 (File No. 33-75982), as filed electronically on April 13, 1998 (Accession No. 0000950146-98-000610).
22.Incorporated by reference to Post-Effective Amendment No. 1 to Registration
   Statement on Form N-4 (File No. 33-88720), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006788).
23.Incorporated by reference to Post-Effective Amendment No. 3 to Registration
   Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).
24.Incorporated by reference to Post-Effective Amendment No. 5 to Registration
   Statement on Form N-4 (File No. 33-88720), as filed electronically on February 21, 1997 (Accession No. 0000950146-97-000613).
25.Incorporated by reference to Post Effective Amendment No. 8 to Registration
   Statement on Form N-4 (File No. 33-75964), as filed electronically on August 30, 1996 (Accession No. 0000928389-96-000150).
26.Incorporated by reference to Post-Effective Amendment No. 13 to Registration
   Statement on Form N-4 (File No. 33-75964), as filed electronically on April 11, 1997 (Accession No. 0000950146-97-000583).
27.Incorporated by reference to Post-Effective Amendment No. 13 to Registration
   Statement on Form N-4 (File No. 33-91846), as filed electronically on April 13, 1998 (Accession No. 0000950146-98-000611).
28.Incorporated by reference to Post-Effective Amendment No. 14 to Registration
   Statement on Form N-4 (File No. 33-75986), as filed electronically on August 19, 1997 (Accession No. 0000950146-97-001302).
29.Incorporated by reference to Post-Effective Amendment No. 1 to Registration
   Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).
30.Incorporated by reference to Post-Effective Amendment No. 12 to Registration
   Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).
31.Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
   Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283).
32.Incorporated by reference to Post-Effective Amendment No. 2 to Registration
   Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998 (Accession No. 0000950146-98-002092).
33.Incorporated by reference to Post-Effective Amendment No. 8 to Registration
   Statement on Form N-4 (File No. 333-01107), as filed electronically on February 19, 1998 (Accession No. 0000950146-98-000248).
34.Incorporated by reference to Post-Effective Amendment No. 30 to Registration
   Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

35.Incorporated by reference to Post-Effective Amendment No. 16 to Registration
   Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).
36.Incorporated by reference to Post-Effective Amendment No. 7 to Registration
   Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).
37.Incorporated by reference to Post-Effective Amendment No. 10 to Registration
   Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).
38.Incorporated by reference to Post-Effective Amendment No. 27 to Registration
   Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                    Positions and Offices with Depositor
-----------------                    ------------------------------------

Thomas J. McInerney                  Director and President

Catherine H. Smith                   Director, Chief Financial Officer and
                                     Senior Vice President

Shaun P. Mathews                     Director and Senior Vice President

Deborah Koltenuk                     Vice President, Treasurer and
                                     Corporate Controller

Therese M. Squillacote               Vice President and Chief Compliance
                                     Officer

Kirk P. Wickman                      Vice President, General Counsel and
                                     Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the
Depositor or Registrant

   Incorporated herein by reference to Item 26 of Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed electronically on December 14, 1998 (Accession No. 0000950146-98-002092).

Item 27. Number of Contract Owners

   As of December 31, 1998, there were 616,272 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

  (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

  (b) See Item 25 regarding the Depositor.

  (c) Compensation as of December 31, 1998:   *

      (1)               (2)              (3)             (4)           (5)

Name of          Net Underwriting  Compensation
Principal        Discounts and     on Redemption      Brokerage
Underwriter      Commissions       or Annuitization   Commissions  Compensation**

Aetna Life                            $_______                      $_______
Insurance and
Annuity Company

*  To be filed by amendment.
** Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

               Aetna Life Insurance and Annuity Company
               151 Farmington Avenue
               Hartford, Connecticut  06156

Item 31. Management Services

   Not applicable

Item 32. Undertakings

   Registrant hereby undertakes:

  (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

  (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

  (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

  (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to
      Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep.
      (CCH) S. 78,904 at 78,523 (November 22, 1988).

  (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                               SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 4th day of February, 1999.

                                   VARIABLE ANNUITY ACCOUNT C OF AETNA
                                   LIFE INSURANCE AND ANNUITY COMPANY
                                     (Registrant)

                              By:  AETNA LIFE INSURANCE AND ANNUITY
                                   COMPANY
                                     (Depositor)

                              By:  Thomas J. McInerney*
                                   ------------------------------------------
                                   Thomas J. McInerney
                                   President

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                   Title                                          Date
---------                   -----                                          ----

Thomas J. McInerney*        Director and President                    )
--------------------------  (principal executive officer)             )
Thomas J. McInerney                                                   )
                                                                      )
Catherine H. Smith*         Director and Chief Financial Officer      ) February 4,
--------------------------                                            ) 1999
Catherine H. Smith                                                    )
                                                                      )
Shaun P. Mathews*           Director                                  )
--------------------------                                            )
Shaun P. Mathews                                                      )
                                                                      )
Deborah Koltenuk*           Vice President, Treasurer and Corporate   )
--------------------------  Controller                                )
Deborah Koltenuk                                                      )

By:  /s/ Julie E. Rockmore
     ----------------------------
     Julie E. Rockmore
    *Attorney-in-Fact

                       VARIABLE ANNUITY ACCOUNT C
                             Exhibit Index

Exhibit No.     Exhibit                                                   Page
-----------     -------                                                   ----

99-B.4.1        Form of Variable Annuity Contract (G-CDA(99))             ---------

99-B.4.2        Form of Variable Annuity Contract Certificate
                (CDACERT(99))                                             ---------

99-B.4.8        Variable Annuity Contract Certificate (GTCC-IA(RP))       ---------

99-B.4.13       Variable Annuity Contract Certificate (GTCC-HD)           ---------

99-B.4.28       Variable Annuity Contract (I-CDA-98(ORP))                 ---------

99-B.4.36       Endorsement (E3FXPL97) to Contracts A001RP95 and
                A020RV95                                                  ---------

99-B.4.37       Endorsement (EINRP97) to Contract A001RP95                ---------

99-B.4.38       Endorsement (EINRV97) to Contract A020RV95                ---------

99-B.4.39       Endorsement (E1PAY97) to Contracts A001RP95 and
                A020RV95                                                  ---------

99-B.4.41       Endorsement (EINRV98) to Contract A020RV95                ---------

99-B.4.42       Endorsement (EINRP98) to Contract A001RP95                ---------

99-B.4.61       Endorsement (EI403-GI-98) to Contract IA-CDA-IA           ---------

99-B.4.62       Form of Endorsement (EMMGDB(99)) to Contract G-CDA(99)
                and Certificate CDACERT(99)                               ---------

99-B.4.63       Form of Endorsement (EMMFPEX(99)) to Contract G-CDA(99)
                and Certificate CDACERT(99)                               ---------

99-B.4.64       Form of Endorsement (EMMCDALOAN(99)) to Contract G-CDA(99)
                and Certificate CDACERT(99)                               ---------

99-B.4.65       Form of Endorsement (EMLSWC(99)) to Contract G-CDA(99)
                and Certificate CDACERT(99)                               ---------

99-B.4.66       Form of Endorsement (EMMTC(5/99)) to Contract G-CDA(99)
                and Certificate CDACERT(99)                               ---------

99-B.4.67       Variable Annuity Contract Schedule I (A001RP95(1/98)      ---------

99-B.4.68       Variable Annuity Contract Schedule I (A020RV95(1/98)      ---------

99-B.5.5        Variable Annuity Contract Application (________________)     *

99-B.9          Opinion and Consent of Counsel                               *

99-B.10         Consent of Independent Auditors                              *

*To Be filed by Amendment